TABLE OF CONTENTS
                                                                          PAGE
                  LETTERS TO SHAREHOLDERS.................................  4
                  STATEMENTS OF INVESTMENTS:
                           DREYFUS CASH MANAGEMENT........................  8
                           DREYFUS CASH MANAGEMENT PLUS, INC.............. 11
                           DREYFUS GOVERNMENT CASH MANAGEMENT............. 14
                           DREYFUS MUNICIPAL CASH MANAGEMENT PLUS......... 16
                           DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT..... 18
                           DREYFUS TAX EXEMPT CASH MANAGEMENT............. 20
                           DREYFUS TREASURY CASH MANAGEMENT............... 25
                           DREYFUS TREASURY PRIME CASH MANAGEMENT......... 27
                  STATEMENTS OF ASSETS AND LIABILITIES.................... 29
                  STATEMENTS OF OPERATIONS................................ 30
                  STATEMENTS OF CHANGES IN NET ASSETS..................... 31
                  FINANCIAL HIGHLIGHTS.................................... 35
                  NOTES TO FINANCIAL STATEMENTS........................... 39
                  REPORT OF INDEPENDENT AUDITORS.......................... 41
                  IMPORTANT TAX INFORMATION............................... 42

#
DREYFUS CASH MANAGEMENT FUNDS
JOINT LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to provide you with the annual reports for Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, Dreyfus Treasury Cash Management and Dreyfus Treasury Prime Cash Management, each for the 12-month period ended January 31, 1998. Please see the attached table for the performance of each Fund.
Economic Review
    The economic momentum that grew throughout 1997 has not yet shown signs of abating in early 1998. The economic crises in Asia have yet to impact either corporate profits or the overall economy, while the continued tightness in the U.S. labor markets increases the risk of accelerating inflationary pressure. Against this backdrop is the expectation that the economy will ultimately slow as a result of events in Asia. Concern over these two opposing effects has kept the Federal Reserve Board (the "Fed") on hold, although they did recently abandon a tightening bias.
    Economic turmoil in Asia is expected to hurt U.S. exporters and import-competing companies, widening the trade deficit in 1998. Evidence supporting this already shows in a recent sharp drop in export orders, in tumbling commodity prices and in slowing orders for capital goods. Yet hiring in capital goods industries remained solid in early 1998, implying enough orders backlogged to sustain growth in the short run. Continued well-diversified growth in manufacturing implies that the economy has not begun to slow.
    Indeed, employment cost indices show that both wages and benefits have begun to reaccelerate for white-collar and service workers, who comprise 70% of employees. Since productivity growth in these sectors has been poor, rising compensation may instead prove a harbinger of higher wage inflation. Overall consumer price inflation could stay contained if rising prices for services were masked by falling goods prices, but this inflation mix would pose a continued dilemma for the Fed.
    Corporate profits in general have continued to outperform expectations, despite some shortfalls due to the higher dollar and foreign weakness.
However, a slower economy would most likely slow profit growth in 1998. In addition, the rising employment costs developing in the service sector risk a profit squeeze for companies that are unable to raise prices.
    Long-term interest rates have dropped considerably since mid-1997. A further decline has proven difficult in the absence of lower short-term rates.
    Thus, while current attention centers on signs that the economy may be slowing, factors that could revive inflationary pressures continue to lurk below the surface.
The Market Environment
    Money Market rates remain range-bound because the inflation concerns usually associated with tight labor conditions are being offset by the trade-related slowdown expected as a result of the Asian crisis. Until the effects of these competing forces become clear, short-term rates can be expected to remain in their current narrow range.
    In March 1997, when the Fed last raised short-term rates by a quarter of a point, the market began to expect a series of tightenings, and rates reflected those expectations. As the year went on, the chief influences on rates continued to be the tightness in the labor market and corporate productivity gains. As economic growth continued without rising signs of inflation, the overall investment market began to speak of a "New Paradigm": growth without inflation due to technological advances.
    In one speech, Fed Chairman Alan Greenspan appeared to support the validity of the "New Paradigm," only to clarify his position at a later date by saying that he does not adhere to the new school of thought. As a result, interest rates fell and then rose as the Fed Chairman's position was clarified.
    Indeed, until the economic fallout in Asia, the Money Market was expecting a move by the Fed to raise interest rates. Since then, however, the Market has begun to think that the next move by the Fed may be to reduce rates.
Portfolio Focus
    Through much of the fourth quarter 1997, we maintained longer maturities in the Funds, with occasional fluctuations as warranted by market conditions. The likelihood of an unchanged Fed policy and steady rates is expected for quite some time. The extension has been beneficial to the performance of each Fund. Of course, we will continue to make adjustments to each Fund's portfolio as required by the dynamics of the Money Market.
                                                    Very truly yours,
                                            [Patricia A. Larkin signature logo]

                                                    Patricia A. Larkin
                                                    Senior Portfolio Manager
February 18, 1998
New York, N.Y.

#

Performance
    We are pleased to report the performance for each Dreyfus Cash Management
Fund listed below for the 12-month period ended January 31, 1998, as shown in the following chart.
                                                                                                     YIELD        EFFECTIVE YIELD*
                                                                                                _______________    _____________
DREYFUS CASH MANAGEMENT
           Institutional Shares..................................................                     5.44%              5.58%
           Administrative Shares.................................................                     5.34%              5.48%
           Investor Shares.......................................................                     5.19%              5.32%
           Participant Shares....................................................                     5.04%              5.16%
DREYFUS CASH MANAGEMENT PLUS
           Institutional Shares..................................................                     5.50%              5.64%
           Administrative Shares.................................................                     5.41%              5.54%
           Investor Share........................................................                     5.25%              5.38%
           Participant Shares....................................................                     5.10%              5.23%
DREYFUS GOVERNMENT CASH MANAGEMENT
           Institutional Shares..................................................                     5.41%              5.55%
           Administrative Shares.................................................                     5.31%              5.44%
           Investor Shares.......................................................                     5.15%              5.28%
           Participant Shares....................................................                     5.02%              5.13%
DREYFUS TREASURY CASH MANAGEMENT
           Institutional Shares..................................................                     5.29%              5.42%
           Administrative Shares.................................................                     5.19%              5.32%
           Investor Shares.......................................................                     5.05%              5.17%
           Participant Shares....................................................                     4.89%              5.00%
DREYFUS TREASURY PRIME CASH MANAGEMENT
           Institutional Shares..................................................                     5.17%              5.30%
           Administrative Shares.................................................                     5.07%              5.19%
           Investor Shares.......................................................                     4.92%              5.03%
           Participant Shares....................................................                     4.77%              4.87%
*  Effective yield takes into account the effect of compounding and is based upon dividends declared daily and reinvested monthly.

#
DREYFUS CASH MANAGEMENT FUNDS
JOINT LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to provide you with the annual reports for Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management, each for the 12-month period ended January 31, 1998. Please see the attached table for the performance of each Fund.
Economic Review
    Throughout the reporting period, the economy showed remarkable strength with few signs of upward price pressure. Measures of consumer optimism remained near record high levels: consumer spending, which accounts for about two-thirds of all economic activity, increased 3.3% in 1997, the largest gain since 1994. A greater percentage of Americans were employed at the end of the reporting period than at any time since the government began recording employment numbers in 1948. Plentiful jobs, low inflation, and low interest rates have proved to be a winning combination. The unemployment rate averaged only 4.9% for all of 1997, near a 25-year low. It had been widely anticipated that such healthy employment conditions would ignite a resurgence in inflation. Yet throughout this period of dramatic gains in new jobs, inflation was quiet. Fears that a tight labor market would result in inflation-inducing wage hikes were not realized: instead, enormous investments in new equipment and technology enabled companies to offset rising costs with gains in productivity. On the inflation front, the Consumer Price Index rose only 1.7% in 1997, its smallest annual increase in 11 years, and almost half the rate of 1996. The Producer Price Index, which measures inflation at the wholesale level actually fell 1.2% last year. In 1997, the economy expanded by 3.8%, the fastest rate since 1988. Such economic growth without inflation has caused tax revenues at national, state and local levels to surge, and has resulted in prospects for the first balanced Federal budget in almost 30 years!
    Low inflation and the prospect of reduced Federal borrowing due to the improved condition of the budget have been a tonic for U.S. credit markets. Even the economic crisis in Asia has played a role in helping to reduce interest rates as foreign capital sought a safer investment haven in U.S. fixed income securities. Meanwhile, the Federal Reserve Board (the "Fed") has chosen to keep monetary policy steady during the Asian economic turmoil of the last several months. Of course, the lack of inflation has also played a major role in staying the Fed's hand from raising interest rates, despite the surging economy and tightening labor market. The last increase in short-term rates came in March 1997 when the Federal Open Market Committee (FOMC), the policy-making arm of the Fed, hiked the Federal Funds rate by one-quarter of a percent to 5.5%.
    That low interest rates have helped stimulate the economy can be seen in two interest-rate sensitive economic sectors, housing and automobiles, which have remained strong. Economists estimate that new home sales for 1997 were at a 19-year high.
    The production side of the economy has remained strong. Through year-end, industrial production had risen for 14 consecutive months. Many economists (Fed Chairman Alan Greenspan among them) think that the Asian crisis may help slow our rate of economic growth. If so, it may allow the Fed to refrain from any monetary tightening over the near term. The dynamics are in place for such a slowdown. The dollar has risen sharply versus Asian currencies, making our exports more expensive. Because of this strength in the dollar, imports to the U.S. from Asia are likely to become cheaper, further dampening inflation. As Chairman Greenspan said in his testimony to the Senate Budget Committee, "The likelihood that we shall be seeing some lower prices on imported goods as a result of the difficulties in Asia may afford some breathing room from inflation pressures."
    Of course, we are mindful that there are factors that can adversely affect the current, almost ideal economic climate. Wage pressures, still in check relative to inflation, began to inch higher at the end of the reporting period. Asian demand may remain stronger than currently anticipated. It is clear that the almost relentless strength in the economy has been a continuing concern of the Fed.
Market Environment/Portfolio Activity
    While the Fed remained quiet over the summer months, market technicals (i.e., supply/demand) played a major role in the short-term municipal market. Supply of one-year notes dissipated as many securities matured in late June and early July 1997. This increase in investable cash marketwide placed temporary downward pressure on yields over these months. In the weeks that followed, issuers returned to the market with their summer financings, alleviating the supply and demand imbalance. While much of that new supply was comprised of national and California tax-exempt issuances, there were several attractive buying opportunities for these Dreyfus Cash Management Funds.
    As year-end 1997 approached, we saw a temporary rise in short-term rates as a result of corporate seasonal "window dressing." In addition, dealers priced securities at attractive levels in order to minimize their year-end inventory. The overall decrease in demand for securities that resulted caused yields to rise temporarily. However, assets flowed back into the tax-exempt money funds in early January 1998, thereby putting downward pressure on rates. During this time period, yields on tax-exempt money market funds fluctuated in response to these supply and demand imbalances. By mid-January, the market stabilized and normal trading patterns, for the most part, returned. However, high-quality New York issues continue to be in short supply, which limits the potential for extending the average maturity of New York Municipal Cash Management. We will continue to seek out appropriate buying opportunities in the New York market in the weeks ahead, as well as to peruse the national market for quality investments for Dreyfus Tax-Exempt Cash Management and Dreyfus Municipal
#
Cash Management Plus. All new investments will continue to meet the high credit quality standards which we require, and to provide a significant level of liquidity, commensurate with the needs of each Fund.
    Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we greatly appreciate your continued confidence in each Fund and in The Dreyfus Corporation.
                                                            Very truly yours,

                                           [Richard J. Moynihan signature logo]

                                                     Richard J. Moynihan
                                                     Director, Municipal
                                                     Portfolio Management
                                                     The Dreyfus Corporation

February 18, 1998
New York, N.Y.
Performance
    We are pleased to report the performance for each Dreyfus Cash Management
Fund listed below for the 12-month period ended January 31, 1998, as shown in the following chart.
                                                                                                      YIELD       EFFECTIVE YIELD*
                                                                                                 _______________   _____________
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
           Institutional Shares..................................................                     3.53%              3.59%
           Administrative Shares.................................................                     3.43%              3.49%
           Investor Shares.......................................................                     3.29%              3.34%
           Participant Shares....................................................                     3.13%              3.18%
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
           Institutional Shares..................................................                     3.40%              3.46%
           Administrative Shares.................................................                     3.30%              3.35%
           Investor Shares.......................................................                     3.15%              3.20%
           Participant Shares....................................................                     3.00%              3.05%
DREYFUS TAX EXEMPT CASH MANAGEMENT
           Institutional Shares..................................................                     3.44%              3.50%
           Administrative Shares.................................................                     3.34%              3.39%
           Investor Shares.......................................................                     3.19%              3.24%
           Participant Shares....................................................                     3.04%              3.09%
*  Effective yield takes into account the effect of compounding and is based upon dividends declared daily and reinvested monthly.

#
DREYFUS CASH MANAGEMENT
STATEMENT OF INVESTMENTS
JANUARY 31, 1998
                                                                                               Principal
Negotiable Bank Certificates of Deposit-9.8%                                                     Amount            Value
                                                                                            _______________  _______________
Bankers Trust Co.
  5.88%-6.06%, 5/12/98-12/10/98..........................................................   $    73,000,000  $    73,059,048
Bankers Trust New York Corp.
  6.06%, 7/7/98..........................................................................        50,000,000       49,987,753
Fifth Third Bank
  5.50%, 2/13/98.........................................................................        50,000,000       50,000,000
LaSalle National Bank
  5.80%, 3/16/98.........................................................................        50,000,000       50,000,000
Morgan Guaranty Trust Co.
  5.55%-6.00%, 2/10/98-4/30/98...........................................................       185,000,000      185,066,329
Morgan Guaranty Trust Co.(London)
  5.70%, 6/17/98.........................................................................        50,000,000       50,015,701
_______________
TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT
  (cost $458,128,831).....................................................................                    $  458,128,831
                                                                                                             ===============
Bankers' Acceptances-.7%
Bank of America NT & SA
  5.68%, 4/22/98
  (cost $34,569,889)......................................................................  $     35,000,000  $    34,569,889
                                                                                                             ===============
Commercial Paper-54.7%
ABN-Amro North American Finance Inc.
  5.67%-5.81%, 3/10/98-7/2/98.............................................................  $    205,000,000   $  202,159,921
Abbey National North America
  5.57%-5.80%, 2/2/98-10/9/98.............................................................       236,000,000      233,570,090
BHF Finance (DE) Inc.
  5.65%, 3/3/98...........................................................................        35,000,000       34,838,125
Bankers Trust New York Corp.
  5.88%, 6/9/98...........................................................................        20,145,000       19,736,012
Canadian Imperial Holdings Inc.
  5.56%-5.78%, 2/3/98-4/9/98..............................................................       185,000,000      184,043,853
Ciesco L.P.
  5.51%-5.83%, 2/9/98-2/20/98.............................................................       150,300,000      150,018,518
Deutsche Bank Financial Inc.
  5.56%, 7/7/98...........................................................................        50,000,000       48,827,833
DuPont (E.I.) De Nemours & Co.
  5.49%-5.66%, 3/26/98-4/29/98............................................................       75,000,000       74,268,285
General Electric Co.
  5.53%, 6/19/98..........................................................................       60,000,000       58,755,700
General Electric Capital Corp.
  5.51%-5.99%, 2/3/98-5/21/98.............................................................      245,000,000      243,306,003
General Electric Capital Services Inc.
  5.73%-5.99%, 2/3/98-7/20/98.............................................................      160,000,000      157,961,356
General Motors Acceptance Corp.
  5.52%, 6/17/98..........................................................................       75,000,000       73,489,708
Generale Bank Inc.
  5.80%, 3/31/98..........................................................................       50,000,000       49,539,222
Goldman Sachs Group L.P.
  5.79%-5.82%, 2/13/98-5/22/98............................................................      205,000,000      203,335,139
Internationale Nederlander (US) Funding Corp.
  5.78%, 6/4/98...........................................................................       75,000,000       73,559,875
Merrill Lynch & Co.  Inc.
  5.74%-5.77%, 5/15/98-10/2/98............................................................       47,000,000       45,468,156

#
DREYFUS CASH MANAGEMENT
STATEMENT OF INVESTMENTS (CONTINUED)                                                                 JANUARY 31, 1998
                                                                                                 Principal
Commercial Paper (continued)                                                                       Amount             Value
                                                                                            _______________  _______________
National Australia Funding (DE) Inc.
  5.63%-5.73%, 2/2/98-2/20/98............................................................   $    75,000,000  $    74,917,785
National Rural Utility Coop.
  5.50%-5.78%, 2/19/98-4/22/98...........................................................        50,000,000       49,538,942
Nordbanken NA Inc.
  5.71%, 7/6/98..........................................................................        50,000,000       48,805,208
Societe Generale N.A.  Inc.
  5.74%-5.79%, 2/2/98-2/17/98............................................................       155,000,000      154,771,556
Svenska Handelsbanken Inc.
  5.69%, 2/18/98.........................................................................        50,000,000       49,869,431
Toronto-Dominion Holdings USA Inc.
  5.55%-5.74%, 2/5/98-3/30/98............................................................       210,000,000      208,933,978
Vereinsbank Finance (Delaware) Inc.
  5.76%-5.80%, 3/10/98-4/28/98...........................................................       115,000,000      114,019,194
                                                                                                             _______________
TOTAL COMMERCIAL PAPER
  (cost $2,553,733,890)..................................................................                     $2,553,733,890
                                                                                                             ===============
Corporate Notes-9.4%
Comerica Bank
  5.68%, 2/17/98 (a).....................................................................   $    25,000,000  $    25,000,000
Ford Motor Credit Corp.
  5.71%, 1/7/99 (a)......................................................................        65,000,000       65,000,000
Key Bank
  5.67%, 2/18/98 (a).....................................................................        23,000,000       22,999,482
Merrill Lynch & Co.Inc
  5.68%-5.71%, 5/26/98-1/11/99 (a).......................................................       125,000,000      125,000,000
  5.55%, 8/14/98.........................................................................        50,000,000       50,086,435
  Nationsbank N.A.
  5.68%, 1/8/99 (a)......................................................................       100,000,000      100,000,000
PNC Bank N.A.
  5.61%-5.69%, 2/13/98-4/24/98 (a).......................................................        50,000,000       49,997,432
                                                                                                             _______________
TOTAL CORPORATE NOTES
  (cost $438,083,349)....................................................................                    $   438,083,349
                                                                                                             ===============
Short-Term Bank Notes-15.4%
Bank of America NT & SA
  5.50%-5.51%, 4/22/98-4/27/98...........................................................   $   175,000,000  $   175,001,016
Bankers Trust Co.
  5.74%, 4/3/98 (a)......................................................................        80,000,000       79,994,784
Comerica Bank-Texas
  5.71%, 4/17/98 (a).....................................................................        23,000,000       22,997,719
First Tennesse Bank
  5.66%, 1/12/99 (a).....................................................................       100,000,000       99,963,194
Harris Trust and Savings Bank
  5.55%, 2/6/98..........................................................................       100,000,000      100,000,000
LaSalle National Bank
  5.70%-5.80%, 4/13/98-12/28/98..........................................................        65,000,000       65,000,000
Nationsbank N.A.
  5.54%, 2/5/98..........................................................................       100,000,000      100,000,000
PNC Bank N.A.
  6.15%, 5/28/98.........................................................................        50,000,000       49,984,038

#
DREYFUS CASH MANAGEMENT
STATEMENT OF INVESTMENTS (CONTINUED)                                                                 JANUARY 31, 1998
                                                                                                Principal
Short-Term Bank Notes (continued)                                                                 Amount         Value
                                                                                            _______________  _______________
Wachovia Bank of N.C.
  5.54%, 4/9/98..........................................................................   $    25,000,000  $ 25,000,459
                                                                                                             _______________
TOTAL SHORT-TERM BANK NOTES
  (cost $717,941,210)....................................................................                    $   717,941,210
===============
U.S. Government Agencies-7.3%
Federal Farm Credit Banks, Floating Rate Notes
  5.57%, 1/28/2000 (a)...................................................................   $   100,000,000  $   100,000,000
Federal National Mortgage Association,
Floating Rate Notes
  5.54%-5.68%, 5/14/98-1/18/2000 (a).....................................................       242,000,000      241,985,761
                                                                                                             _______________
TOTAL U.S. GOVERNMENT AGENCIES
  (cost $341,985,761)....................................................................                    $   341,985,761
                                                                                                             ===============
Time Deposit-1.0%
Republic National Bank of New York (London)
  5.51%, 2/2/98
  (cost $46,905,000).....................................................................   $    46,905,000  $    46,905,000
                                                                                                             ===============
Repurchase Agreements-2.7%
UBS Securities Inc.
  5.58%, dated 1/31/98, due 2/2/98 in the amount of
  $125,058,125 (fully collateralized by $124,544,000 U.S.
  Treasury Notes, 6% due 9/30/98, value $127,536,135)
  (cost $125,000,000)....................................................................   $   125,000,000  $   125,000,000
                                                                                                             ===============
TOTAL INVESTMENTS
  (cost $4,716,347,930)..................................................................            101.0%   $4,716,347,930
                                                                                                    =======  ===============
LIABILITIES, LESS CASH AND RECEIVABLES...................................................             (1.0%)  $  (48,041,505)
                                                                                                    =======  ===============
NET ASSETS...............................................................................            100.0%   $4,668,306,425
                                                                                                    =======  ===============
Notes to Statement of Investments:
(a)    Variable interest rate-subject to periodic change.
SEE NOTES TO FINANCIAL STATEMENTS.


#
DREYFUS CASH MANAGEMENT PLUS, INC.
STATEMENT OF INVESTMENTS                                                                           JANUARY 31, 1998
                                                                                               Principal
Negotiable Bank Certificates of Deposit-32.6%                                                    Amount             Value
                                                                                            _______________  _______________
Abbey National Treasury Services (Yankee)
  5.72%, 1/27/99.........................................................................   $    50,000,000  $    50,000,000
ABN-AMRO Bank N.V. (Yankee)
  5.70%, 1/7/99..........................................................................        50,000,000       49,995,536
Bankers Trust Co.
  5.68%-6.01%, 2/19/98-12/10/98 (a)......................................................       138,900,000      138,942,534
Bank of Tokyo-Mitsubishi, Ltd. (London)
  6.00%, 2/6/98..........................................................................        25,000,000       25,000,069
Bank of Tokyo-Mitsubishi, Ltd. (Yankee)
  5.80%-5.94%, 4/27/98-5/21/98...........................................................       269,000,000      269,000,000
Barclays Bank PLC (Yankee)
  5.67%-5.75%, 2/20/98-1/25/99 (a).......................................................        55,000,000       54,999,245
Bayerische Vereinsbank AG (Yankee)
  5.70%-5.78%, 1/7/99-1/12/99............................................................       150,000,000      150,000,000
Commerzbank AG (London)
  5.79%, 10/7/98.........................................................................         9,000,000        8,993,212
Credit Agricole Indosuez S.A. (Yankee)
  5.70%, 1/12/99.........................................................................        50,000,000       50,000,000
Dai-Ichi Kangyo Bank Ltd.(Yankee)
  6.03%, 3/16/98.........................................................................        20,000,000       20,000,228
Deutsche Bank AG (Yankee)
  5.61%-5.92%, 10/26/98-1/7/99...........................................................        60,000,000       60,036,054
Dresdner Bank AG (Yankee)
  5.84%, 3/13/98.........................................................................        40,000,000       40,001,441
Landesbank Hessen-Thueringen Girozentrale (Yankee)
  6.03%, 6/30/98.........................................................................        50,000,000       49,979,119
Lloyds Bank PLC(London)
  5.93%, 10/27/98........................................................................        75,000,000       75,010,533
PNC Bank N.A.
  5.52%, 4/8/98..........................................................................        95,000,000       95,004,572
Societe Generale (Yankee)
  5.77%-6.13%, 3/10/98-7/24/98...........................................................       261,000,000      261,006,558
Sumitomo Bank Ltd.(Yankee)
  5.67%-6.02%, 4/7/98-4/27/98............................................................       315,000,000      315,000,000
SwedBank (Yankee)
  5.57%-5.79%, 4/10/98-10/5/98...........................................................       160,000,000      160,000,000
Swiss Bank Corp. (Yankee)
  5.71%, 1/7/99..........................................................................       150,000,000      149,973,216
Toronto-Dominion Bank (London)
  5.70%, 5/5/98..........................................................................       100,000,000      100,000,000
Westdeutsche Landesbank Girozentrale (Yankee)
  5.69%, 1/25/99.........................................................................        25,000,000       25,000,000
                                                                                                             _______________
TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT
  (cost $2,147,942,317)...................................................................                    $2,147,942,317
                                                                                                             ===============
Commercial Paper-33.4%
Abbey National North America
  5.52%, 4/14/98.........................................................................   $    95,000,000  $    93,966,400
ABN-AMRO North America Finance Inc.
  5.76%, 7/2/98..........................................................................        50,000,000       48,842,333
AES Shady Point Inc.
  5.61%-5.65%, 2/23/98-2/24/98 (LOC; Tokyo-Mitsubishi Bank) (b)..........................        84,100,000       83,801,447

#
DREYFUS CASH MANAGEMENT PLUS, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                  JANUARY 31, 1998
                                                                                               Principal
Commercial Paper (continued)                                                                     Amount              Value
                                                                                            _______________  _______________
Associates Corp. of North America
  5.60%, 2/2/98..........................................................................   $   145,000,000  $   144,977,438
Bankers Trust N.Y. Corp.
  5.51%-5.70%, 7/29/98-10/2/98............................................................      110,000,000      106,721,227
Commonwealth Bank of Australia
  5.56%, 4/13/98..........................................................................       39,600,000       39,172,012
Finova Capital Corp.
  5.65%-5.82%, 2/9/98-2/23/98.............................................................       64,200,000       64,018,788
Ford Motor Credit Corp.
  5.54%, 4/10/98..........................................................................      100,000,000       98,968,666
Generale Bank Inc.
  5.66%, 4/28/98..........................................................................       50,000,000       49,343,056
General Electric Capital Corp.
 5.60%-5.72%, 2/9/98-9/4/98...............................................................      235,000,000      229,546,253
General Motors Acceptance Corp.
  5.67%-5.74%, 4/6/98-5/11/98.............................................................      150,000,000      148,297,576
General Motors Corp.
  5.56%, 2/23/98..........................................................................      200,000,000      199,324,112
Hertz Corp.
  5.62%-5.71%, 4/10/98-10/2/98............................................................       75,000,000       72,888,889
Merrill Lynch & Co. Inc.
  5.74%-5.85%, 4/20/98-7/24/98............................................................      210,000,000      205,636,615
Paine Webber Group Inc.
  5.82%, 4/27/98..........................................................................       10,000,000        9,866,597
Spintab AB
  5.61%-5.87%, 2/13/98-4/21/98............................................................      335,000,000      331,762,527
Svenska Handelsbanken
  5.70%, 3/19/98..........................................................................       25,000,000       24,823,028
Swedbank Inc.
  5.52%, 2/9/98...........................................................................      100,000,000       99,877,778
Woolwich PLC
  5.72%, 3/10/98..........................................................................      150,000,000      149,142,834
                                                                                                             _______________
TOTAL COMMERCIAL PAPER
  (cost $2,200,977,576)...................................................................                    $2,200,977,576
                                                                                                             ===============
Corporate Notes-21.8%
Abbey National Treasury Services PLC
  5.67%, 2/12/98 (a)......................................................................  $   100,000,000  $   100,000,000
Bankers Trust Co.
  5.70%, 1/8/99 (a).......................................................................       50,000,000       49,990,887
Bear Stearns Companies Inc.
  5.67%-5.68%, 2/18/98-7/10/98 (a)........................................................      195,000,000      195,000,000
CTN Trust Series 1
  5.71%, 9/2/98 (a,c,d)...................................................................      150,000,000      150,304,012
Lehman Brothers Holdings Inc.
  5.77%-5.84%, 3/06/98-1/13/99 (a)........................................................      279,000,000      279,185,225
Merrill Lynch & Co. Inc.
  5.70%, 2/12/98-2/17/98 (a)..............................................................      150,000,000      149,998,987
Paine Webber Group Inc.
  5.72%-6.00%, 6/5/98-1/6/98 (a)..........................................................      100,000,000      100,000,000
PNC Bank N.A.
  5.68%, 2/24/98 (a)......................................................................      200,000,000      199,992,345

#
DREYFUS CASH MANAGEMENT PLUS, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                      JANUARY 31, 1998
                                                                                              Principal
Corporate Notes (continued)                                                                     Amount          Value
                                                                                            _______________  _______________
Salomon Brothers Inc.
  5.68%-5.84%, 8/3/98-1/14/99 (a)........................................................  $    215,000,000  $   215,000,000
                                                                                                             _______________
TOTAL CORPORATE NOTES
  (cost $1,439,471,456)..................................................................                     $1,439,471,456
                                                                                                             ===============
Promissory Notes-5.4%
Goldman Sachs Group L.P.
  5.60%-5.98%, 2/9/98-10/19/98 (c,d)
  (cost $355,000,000)....................................................................   $   355,000,000  $   355,000,000
                                                                                                             ===============
Short-Term Bank Notes-4.0%
Bank of America NT & SA
  5.52%, 4/9/98..........................................................................   $    50,000,000  $    50,001,603
BankBoston N.A.
  5.69%-5.72%, 2/4/98-4/14/98 (a)........................................................        90,000,000       90,000,000
Bankers Trust New York Corp.
  5.88%, 10/5/98.........................................................................        50,000,000       49,987,106
Heller Financial Inc.
  5.70%, 11/10/98 (a)....................................................................        50,000,000       50,000,000
SouthTrust Bank N.A.
  5.68%, 10/6/98 (a).....................................................................        22,000,000       21,995,643
                                                                                                             _______________
TOTAL SHORT-TERM BANK NOTES
  (cost $261,984,352)....................................................................                    $   261,984,352
                                                                                                             ===============
U.S. Government Agencies-2.5%
Federal Home Loan Banks,
  Discount Notes
  5.55%, 2/2/98..........................................................................   $    65,000,000  $    64,989,979
Federal National Mortgage Association,
  Floating Rate Notes
  5.54%, 1/18/00 (a).....................................................................       100,000,000      100,000,000
                                                                                                             _______________
TOTAL U.S. GOVERNMENT AGENCIES
  (cost $164,989,979)....................................................................                    $   164,989,979
                                                                                                             ===============
Time Deposits-.8%
Berliner Handels-und Frankforter Bank (Grand Cayman)
  5.56%, 2/2/98
  (cost $50,440,000).....................................................................   $    50,440,000  $    50,440,000
                                                                                                             ===============
TOTAL INVESTMENTS
  (cost $6,620,805,680) .................................................................            100.5%   $6,620,805,680
                                                                                                     ======  ===============
LIABILITIES, LESS CASH AND RECEIVABLES...................................................              (.5%)  $  (35,871,709)
                                                                                                     ======  ===============
NET ASSETS                     ..........................................................            100.0%   $6,584,933,971
                                                                                                     ======  ===============
Notes to Statement of Investments:
(a)    Variable interest rate-subject to periodic change.
(b)    Backed by an irrevocable letter of credit.
(c)    These notes were acquired for investment, not with intent to distribute or sell.
(d)    Securities restricted as to public resale. These securities were acquired from 10/3/97-1/23/98 at a cost of $150,468,150 for CTN Trust Series
I and $355,000,000 for Goldman Sachs Group L.P. At January 31, 1998, the
aggregate value of these securities is $505 million, representing approximately 7.7% of net assets and are valued at amortized cost.
SEE NOTES TO FINANCIAL STATEMENTS.


#
DREYFUS GOVERNMENT CASH MANAGEMENT
STATEMENT OF INVESTMENTS                                                                                     JANUARY 31, 1998
                                                                                            Annualized
                                                                                             Yield on
                                                                                              Date of                Principal
U.S. Treasury Bills-5.1%                                                    Purchase           Amount                 Value
                                                                         _____________  ___________________   ___________________
  10/15/1998............................................................    5.17%        $   100,000,000        $    96,501,334
  11/12/1998............................................................    5.38              50,000,000             47,986,361
  1/7/1999..............................................................    5.01             125,000,000            119,368,750
                                                                                                                  _____________
TOTAL U.S. TREASURY BILLS
  (cost $263,856,445)...................................................                                        $   263,856,445
                                                                                                                  =============
U.S. Treasury Notes-.8%
  6.00%, 9/30/1998......................................................    5.53%        $    25,000,000        $    25,063,714
  5.875%, 10/31/1998....................................................    5.60              15,000,000             15,025,633
                                                                                                                _______________
TOTAL U.S. TREASURY NOTES
  (cost $40,089,347)....................................................                                        $    40,089,347
                                                                                                                  =============
U.S. Government Agencies-94.3%
Federal Farm Credit Banks, Consolidated Systemwide Discount Notes
  4/22/1998.............................................................    5.55%        $    11,000,000        $    10,868,000
  11/13/1998............................................................    5.72              50,000,000             47,858,542
  11/23/1998............................................................    5.69              24,549,000             23,460,695
  12/23/1998............................................................    5.68              20,000,000             19,028,611
Federal Farm Credit Banks, Consolidated Systemwide Medium Term Notes
  3/19/1998.............................................................    5.56 (a)          14,000,000             13,998,358
  4/17/1998.............................................................    5.63 (a)          67,000,000             66,991,938
  6/19/1998.............................................................    5.60 (a)          50,000,000             49,985,391
  7/1/1998..............................................................    5.60 (a)          90,000,000             89,970,882
  8/14/1998.................................................. ..........    5.67 (a)          50,000,000             49,994,469
  1/4/1999..............................................................    5.55 (a)          50,000,000             49,990,742
  6/18/1999.............................................................    5.60 (a)         150,000,000            150,000,000
  1/27/2000............................................ ................    5.56 (a)         100,000,000            100,000,000
  1/28/2000.............................................................    5.57 (a)         100,000,000            100,000,000
Federal Home Loan Banks, Discount Notes
  2/2/1998..............................................................    5.55             380,000,000            379,941,419
  4/10/1998.............................................................    6.03              57,740,000             57,119,277
  4/15/1998.............................................................    5.71              42,525,000             42,192,034
  4/17/1998.............................................................    5.84              71,132,000             70,306,098
  4/24/1998.............................................................    5.56              39,000,000             38,519,412
  5/5/1998..............................................................    5.60              16,000,000             15,777,627
  6/11/1998.............................................................    5.61              14,720,000             14,728,322
  6/16/1998.............................................................    5.63              19,005,000             19,009,114
  6/23/1998.............................................................    5.60             125,000,000            124,999,392
  7/27/1998.............................................................    5.62              25,000,000             24,341,222
  9/16/1998.............................................................    5.62              50,000,000             48,294,347
  10/2/1998.............................................................    5.67              16,500,000             16,490,992
  11/12/1998............................................................    5.68              31,212,000             29,879,907
  12/28/1998............................................................    5.68              30,000,000             28,520,500
Federal Home Loan Banks, Notes
  2/27/1998.............................................................    5.67              37,485,000             37,485,000
  3/17/1998.............................................................    5.74              25,000,000             25,000,000
  4/2/1998..............................................................    5.85              49,000,000             49,000,000
  1/21/1999.............................................................    5.75              59,500,000             59,500,000
  1/29/1999.............................................................    5.60              50,000,000             50,000,000
Federal Home Loan Mortgage Corporation, Discount Notes
  3/17/1998.............................................................    5.76              50,000,000             49,987,586
  4/8/1998..............................................................    5.88             205,955,000            205,891,523
  4/10/1998.............................................................    6.04              10,000,000              9,892,333

#
DREYFUS GOVERNMENT CASH MANAGEMENT
STATEMENT OF INVESTMENTS (CONTINUED)                                                                        JANUARY 31, 1998
                                                                        Annualized
                                                                         Yield on
                                                                          Date of            Principal
U.S. Government Agencies (continued)                                      Purchase             Amount             Value
                                                                       _____________   ___________________   ___________________
Federal Home Loan Mortgage Corporation, Floating Rate Notes
  4/15/1998........................................................         5.58%(a)     $    30,000,000        $    29,997,897
  4/16/1998........................................................         5.63 (a)         100,000,000             99,990,210
  5/26/1998........................................................         5.68 (a)         100,000,000            100,045,524
Federal National Mortgage Association, Discount Notes
  4/15/1998........................................................         5.90              63,000,000             63,002,748
  4/24/1998........................................................         5.63              50,000,000             49,373,611
  4/17/1998........................................................         5.88              52,975,000             52,975,227
  5/21/1998........................................................         5.86             100,000,000             99,970,584
  6/10/1998........................................................         5.61              12,250,000             12,253,939
  6/18/1998........................................................         5.59             105,000,000            105,044,113
  7/31/1998........................................................         5.68              50,000,000             49,971,151
  9/9/1998.........................................................         5.77              50,000,000             49,972,575
Federal National Mortgage Association, Floating Rate Notes
  4/15/1998........................................................         5.63 (a)         290,000,000            289,971,696
  5/22/1998........................................................         5.62 (a)         300,000,000            299,947,056
  6/19/1998........................................................         5.60 (a)         100,000,000             99,970,782
  7/10/1998........................................................         5.60 (a)         200,000,000            199,932,652
  9/15/1998........................................................         5.58 (a)         200,000,000            199,903,024
  1/6/1999.........................................................         5.61 (a)         105,000,000            104,938,075
  10/20/1999.......................................................         5.52 (a)         100,000,000            100,000,000
  12/1/1999........................................................         5.58 (a)         100,000,000            100,000,000
  1/21/2000........................................................         5.57 (a)         100,000,000            100,000,000
Student Loan Marketing Association, Discount Notes
  2/19/1998........................................................         5.65             125,000,000            124,999,261
  2/25/1998........................................................         5.90              64,000,000             63,979,070
  5/15/1998........................................................         5.88              25,000,000             25,001,012
  9/16/1998........................................................         5.74             236,500,000            236,506,514
  11/16/1998.......................................................         5.72              24,500,000             24,503,974
  12/4/1998........................................................         5.85              36,000,000             36,000,000
                                                                                                                _______________
TOTAL U.S. GOVERNMENT AGENCIES
  (cost $4,887,274,428)............................................                                              $4,887,274,428
                                                                                                                  =============
TOTAL INVESTMENTS
  (cost $5,191,220,220)............................................                               100.2%         $5,191,220,220
                                                                                                 =======       ================
LIABILITIES, LESS CASH AND RECEIVABLES.............................                                 (.2%)      $     (9,067,038)
                                                                                                 =======       ================
NET ASSETS....................................                                                    100.0%         $5,182,153,182
                                                                                                 =======       ================
Notes to Statement of Investments:
(a)    Variable interest rate-subject to periodic change.
SEE NOTES TO FINANCIAL STATEMENTS.

#
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
STATEMENT OF INVESTMENTS                                                                               JANUARY 31, 1998
                                                                                                       Principal
Tax Exempt Investments-100.0%                                                                       Amount         Value
                                                                                               ______________  ______________
California-4.7%
California Higher Education Loan Authority Inc., Student Loan Revenue
  3.95%, Series C, 6/1/98 (LOC; Student Loan Marketing Association) (a)......................  $    5,625,000  $    5,625,000
Fresno, RAN 4.25%, 6/30/98...................................................................       3,100,000       3,104,873
District of Columbia-5.2%
District of Columbia, General Fund Recovery, VRDN
  3.80%, Series B-2 (LOC; National Westminster Bank) (a,b)...................................       4,600,000       4,600,000
District of Columbia Housing Finance Agency, SFMR
  4.15%, Series A, 7/1/98 (LOC; Assured Management Corp.) (a)................................       5,000,000       5,000,000
Florida-3.7%
Broward County School District, Revenue, RAN 4.50%, Series C, 4/22/98........................       5,230,000       5,236,617
Lake County Industrial Development Authority, IDR, VRDN (Novelty Crystal
Project)
  3.80% (LOC; Credit Commercial de France) (a,b).............................................       1,600,000       1,600,000
Hawaii-3.5%
Honolulu City and County, MFHR, VRDN (HaleKua Gardens Project)
  3.60%, Series A (LOC; Bank of Tokyo-Mitsubishi) (a,b)......................................       6,523,000       6,523,000
Illinois-6.4%
Illinois Health Facilities Authority, Revenue, VRDN (Northwestern Memorial
Hospital)
  3.70% (LOC; Northern Trust) (a,b)..........................................................       5,800,000       5,800,000
Southwestern Development Authority, Environmental Improvement Revenue, VRDN
  (Shell Oil Co. Wood River Project) 3.70% (Corp. Guaranty; Shell Oil Co.) (b)...............       4,200,000       4,200,000
West Chicago, IDR, VRDN (Acme Printing Ink Project)
  3.975% (LOC; Bank of Tokyo-Mitsubishi) (a,b)...............................................       2,000,000       2,000,000
Kentucky-.8%
Boone County, IDR, VRDN (Curtain Matheson Scientific Project)
  3.60% (LOC; Toronto-Dominion Bank) (a,b)...................................................       1,500,000       1,500,000
Louisiana-6.7%
Ascension Parish, Revenue, VRDN (BASF Corp. Project)
  3.70% (LOC; BASF Corp.) (a,b)..............................................................       5,000,000       5,000,000
New Orleans Aviation Board, Revenue, VRDN (Passenger Facility Charge
Projects)
  4.20% (LOC: Banque Paribas and Canadian Imperial Bank of Commerce) (a,b)...................       7,400,000       7,400,000
Michigan-1.2%
Monroe County Economic Development Corporation, LOR, Refunding, VRDN
  (Detroit Edison) 3.70%, Series CC (LOC; Barclays Bank) (a,b)...............................       2,300,000       2,300,000
Missouri-7.0%
Missouri Environmental Improvement and Energy Resource Authority, PCR
  (Union Electric Co.) 3.95%, Series A, 6/1/98 (LOC; Swiss Bank Corp.) (a)...................       6,500,000       6,500,000
Missouri Higher Education Loan Authority, Student Loan Revenue, Refunding,
VRDN
  3.70%, Series B (Insured; MBIA and LOC; State Street Bank) (a,b)...........................       6,500,000       6,500,000
Montana-5.4%
Forsyth, PCR, VRDN (Portland General Electric Co.)
  3.75% (LOC; Banque Nationale De Paris) (a,b)...............................................      10,000,000      10,000,000
Nevada-4.2%
Washoe County Water Facility, Revenue, VRDN (Sierra Pacific Power Co.
Project)
  3.80% (LOC; Union Bank of Switzerland) (a,b)...............................................       7,800,000       7,800,000
New Jersey-1.5%
Florence Township, BAN 4%, 2/13/98...........................................................       2,878,000       2,878,227
New York-11.9%
Erie County, RAN 4.50%, Series B, 10/29/98 (LOC; Union Bank of Switzerland) (a)..............       4,000,000       4,019,375
Municipal Assistance Corporation, CP
  3.75%, Series 2, 2/25/98 (LOC; Landesbank Hessen) (a)......................................       8,000,000       8,000,000

#
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
STATEMENT OF INVESTMENTS (CONTINUED)                                                                          JANUARY 31, 1998
                                                                                                  Principal
Tax Exempt Investments (continued)                                                                  Amount         Value
                                                                                             ________________  ________________
New York (continued)
City of New York, RAN 4.50%, Series A, 6/30/98 (LOC: Bayerische Landesbank,
  Landesbank Hessen, Morgan Guaranty Trust Co., Societe Generale and
  Westdeutsche Landesbank) (a)...............................................................   $  10,000,000   $  10,030,705
Ohio-2.6%
Piqua, IDR, VRDN (Berwick Steel Co. Project) 3.70% (LOC; Sanwa Bank) (a,b)...................       4,800,000       4,800,000
Pennsylvania-6.4%
Emmaus General Authority, Revenue, VRDN
  3.55% (Liquidity Facility; Credit Suisse and LOC; FSA) (a,b)...............................       8,000,000       8,000,000
Schuylkill County Industrial Development Authority, RRR, Refunding, VRDN
  (Northeastern Power Co.) 3.75%, Series B (LOC; Credit Locale de France) (a,b)..............       4,000,000       4,000,000
Tennessee-1.1%
Tennessee Housing Development Agency (Homeownership Program)
  3.75%, Issue 1, 2/19/98 (Escrowed in; US Treasury Bills)...................................       2,000,000       2,000,000
Texas-6.5%
Greater East Texas Higher Education Authority Inc., Student Loan Revenue
  3.95%, Series B, 9/1/98 (LOC; Student Loan Marketing Association) (a)......................       3,000,000       3,000,000
State of Texas, TRAN 4.75%, Series A, 8/31/98................................................       9,000,000       9,050,126
Vermont-2.3%
Vermont Industrial Development Authority, IDR, VRDN (Ryegate Project)
  3.55% (LOC; ABN-Amro Bank) (a,b)...........................................................       4,300,000       4,300,000
Virginia-7.9%
Charles City and County Industrial Development Authority, Exempt Facility
Revenue
  VRDN (Chambers Development Inc., Project)
  3.65%, (LOC; Morgan Guaranty Trust Co.) (a,b)..............................................       3,200,000       3,200,000
Chesapeake Industrial Development Authority, IDR, VRDN (Sumitomo Mach. Co.)
  3.825% (LOC; Sumitomo Bank) (a,b)..........................................................       1,500,000       1,500,000
Peninsula Ports Authority, Revenue, Refunding, VRDN (Zelgler Coal)
  3.75% (LOC; Bank of America) (a,b).........................................................      10,000,000      10,000,000
Washington-4.2%
Washington State Housing Finance Commission, Single Family Program
  3.90%, Series 5A-S, 12/15/98 (LOC; Bayerische Landesbank) (a)..............................       7,800,000       7,800,000
West Virginia-4.1%
Marion County, Commission Solid Waste Disposal Facility Revenue, VRDN
  (Granttown Project) 3.65%, Series B (LOC; National Westminster Bank) (a,b).................       7,600,000       7,600,000
Wyoming-2.7%
Lincoln County, PCR, VRDN (Exxon Project)
  3.75%, Series A (Corp. Guaranty, Exxon Corporation) (b)....................................       5,000,000       5,000,000
                                                                                                                _____________
TOTAL INVESTMENTS (cost $185,867,923)........................................................                    $185,867,923
                                                                                                                =============
Notes to Statement of Investments:
(a)    Secured by letters of credit. At January 31, 1998, 82.3.% of the
Fund's net assets are backed by letters of credit issued by domestic banks, foreign banks, corporations and government agencies.
(b)    Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.

SEE NOTES TO FINANCIAL STATEMENTS.

#
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
STATEMENT OF INVESTMENTS                                                                                   JANUARY 31, 1998
                                                                                                  Principal
Tax Exempt Investments-100.0%                                                                       Amount        Value
                                                                                               ______________  ______________
Buffalo, RAN 4.40%, 8/5/98 (LOC; Landesbank Hessen) (a)......................................  $    4,000,000  $    4,011,473
Deer Park Union Free School District, TAN 4.25%, 6/26/98.....................................       4,000,000       4,006,126
Erie County, RAN 4.50%, Series B, 10/29/98 (LOC; Union Bank of Switzerland) (a)..............       5,000,000       5,024,218
Town of Islip Industrial Development Agency, IDR, VRDN
  (Brentwood Distribution Project) 3.35% (LOC; Fleet Bank) (a,b).............................       3,750,000       3,750,000
Monroe County Industrial Development Agency, Revenue, VRDN (Enbi Corp.)
  3.35% (LOC; Rabobank Nederland) (a,b)......................................................         100,000         100,000
Municipal Assistance Corporation, CP 3.75%, Series 2, (LOC; Landesbank Hessen) (a)...........       7,000,000       7,000,000
Nassau County Industrial Development Agency, IDR, VRDN
  (Manhassett Association Project) 3.45% (LOC; Bankers Trust Co.) (a,b)......................       2,000,000       2,000,000
City of New York:
  RAN 4.50%, Series A, 6/30/98 (LOC: Bayerische Landesbank, Landesbank
Hessen,
    Morgan Guaranty Trust Co., National Westminster Bank, Societe Generale
and
    Westdeutsche Landesbank) (a).............................................................       5,000,000       5,012,734
  VRDN:
    3.65%, Series A-7 (LOC; Morgan Guaranty Trust Co.) (a,b).................................      13,150,000      13,150,000
    3.65%, Series B (Insured; MBIA and LOC; National Westminster Bank) (a,b).................       3,300,000       3,300,000
    3.65%, Series E-3 (LOC; Morgan Guaranty Trust Co.) (a,b).................................       2,000,000       2,000,000
    3.70%, Series A-4 (LOC; Chase Manhattan Bank) (a,b)......................................      10,300,000      10,300,000
    4%, Series B (Insured; FGIC and Liquidity Facility; FGIC) (b)............................       6,800,000       6,800,000
    Trust Cultural Resource Revenue, Refunding (American Museum of Natural History)
      3.45%, Series B (Insured; MBIA and SBPA; Credit Suisse) (b)............................       4,675,000       4,675,000
New York City Health and Hospital Corporation, Revenue, VRDN (Health Systems)
  3.35%, Series B (LOC; Canadian Imperal Bank of Commerce) (a,b).............................       5,000,000       5,000,000
New York City Housing Development Corporation, MFMR, VRDN
  (York Avenue Development Project) 3.50% (LOC; Midland Bank) (a,b)..........................       5,000,000       5,000,000
New York City Industrial Development Agency, VRDN:
  Civil Facility Revenue (Childrens Oncology Society- Ronald McDonald House)
    3.30% (LOC; Barclays Bank) (a,b).........................................................         100,000         100,000
  IDR (Field Hotel Association JFK Project)
    3.55% (LOC; Credit Agricole Indosuez) (a,b)..............................................       4,400,000       4,400,000
New York City Municipal Water Finance Authority, Water and Sewer Systems
Revenue, VRDN
  3.65%, Series G (Insured; FGIC and Liquidity Facility; FGIC) (b)...........................      12,700,000      12,700,000
New York State, CP 3.55%, Series U, 2/10/98 (LOC; Westdeutsche Landesbank) (a)...............       3,000,000       3,000,000
New York State Dormitory Authority, Revenues, VRDN (Metropolitan Museum of
Art)
  3.30%, Series A (Corp. Guaranty; Metropolitan Museum of Art) (b)...........................       6,400,000       6,400,000
New York State Energy, Research and Development Authority, PCR:
  (LILCO Project)
    3.60%, Series B, 3/1/98 (LOC; Deutsche Bank) (a).........................................       5,000,000       5,000,000
  VRDN:
    (Central Hudson Gas and Electric Project)
      3.45%, Series A (LOC; Union Bank of Switzerland) (a,b).................................       3,000,000       3,000,000
    (Niagara Mohawk Power Corp.)
      3.65%, Series B (LOC; Toronto-Dominion Bank) (a,b).....................................       5,000,000       5,000,000
      3.70%, Series A (LOC; Toronto-Dominion Bank) (a,b).....................................       6,200,000       6,200,000
      3.90%, Series A (LOC; Toronto-Dominion Bank) (a,b).....................................       4,800,000       4,800,000
      3.95%, Series B (LOC; Morgan Guaranty Trust Co.) (a,b).................................       9,300,000       9,300,000
    Refunding (Orange/Rockland Utilities)
      3.45%, Series A (Insured; AMBAC and LOC; Societe Generale) (a,b).......................      10,000,000      10,000,000
New York State Housing Finance Agency, Service Contract Obligation, Revenue,
VRDN
  3.30%, Series A (LOC; Commerzbank) (a,b)...................................................       5,000,000       5,000,000
New York State Local Government Assistance Corporation, VRDN
  3.30%, Series A (LOC: Credit Suisse and Union Bank of Switzerland) (a,b)...................       4,300,000       4,300,000
New York State Power Authority, Revenue and General Purpose (Jr. Lien)
  3.75%, 9/1/98 (LOC: Bank of America, Bank of Tokyo-Mitsubishi,
  Morgan Guaranty Trust Co. and Sumitomo Bank) (a)...........................................       5,000,000       5,000,000

#
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
STATEMENT OF INVESTMENTS (CONTINUED)                                                                      JANUARY 31, 1998
                                                                                                 Principal
Tax Exempt Investments (continued)                                                                 Amount          Value
                                                                                               ______________  ______________
Port Authority of New York and New Jersey, Special Obligation Revenue, Refunding
  VRDN (Versatile Structure Obligation) 3.75% (LOC: Bank of Tokyo-Mitsubishi
and
  Sumitomo Bank) (a,b)........................................................................  $  13,600,000   $  13,600,000
Rochester, BAN 4%, Series I, 3/10/98..........................................................      8,000,000       8,002,342
South Huntington Union Free School District, TAN 4.25%, 6/30/98...............................      3,250,000       3,255,177
Suffolk County, TAN:
  4.25%, Series I, 8/13/98 (LOC: Canadian Imperial Bank of Commerce,
    National Westminster Bank and Westdeutsche Landesbank) (a)................................      4,000,000       4,012,463
  4.25%, Series II, 9/10/98 (LOC: Canadian Imperial Bank of Commerce,
    National Westminster Bank and Westdeutsche Landesbank) (a)................................      7,000,000       7,016,293
Triborough Bridge and Tunnel Authority, Special Obligation, VRDN
  3.45% (Insured; FGIC and Liquidity Facility; FGIC) (b)......................................      4,800,000       4,800,000
                                                                                                                _____________
TOTAL INVESTMENTS (cost $206,015,826).........................................................                   $206,015,826
                                                                                                                =============
Notes to Statement of Investments:
(a)    Secured by letters of credit. At January 31, 1998, 74.2% of the Fund's net assets are backed by letters of credit issued by domestic banks and foriegn banks, of which Morgan Guaranty Trust Co. provided letters of credit to 13.1% of the Fund's net assets.
(b)    Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.

SEE NOTES TO FINANCIAL STATEMENTS.

#
DREYFUS TAX EXEMPT CASH MANAGEMENT
STATEMENT OF INVESTMENTS                                                                             JANUARY 31, 1998
                                                                                                Principal
Tax Exempt Investments-100.0%                                                                      Amount          Value
                                                                                            _________________  _________________
Alaska-.9%
Valdez, Marine Terminal Revenue, VRDN (Exxon Pipeline Co. Project)
  3.65% (LOC; Exxon Corp.) (a,b)..........................................................   $     14,300,000  $   14,300,000
Arkansas-.8%
University of Arkansas, University Revenues, Refunding, VRDN (UAMS Campus)
  3.50% (Insured; MBIA and Liquidity; Credit Suisse) (a)..................................         12,400,000      12,400,000
California-9.5%
State of California, RAN 4.50%, 6/30/98...................................................         57,000,000      57,158,229
California Higher Education Loan Authority, Student Loan Revenue, Refunding
  3.95%, Series A-2, 5/1/98 (LOC; Student Loan Marketing Association) (b).................         15,000,000      15,000,000
California Public Capital Improvements Financing Authority, Revenue (Pooled
Project)
  3.75%, Series C, 3/15/98 (LOC; National Westminster Bank) (b)...........................         10,000,000      10,000,000
Los Angeles County, TRAN 4.50%, Series A, 6/30/98.........................................         30,000,000      30,076,629
Los Angeles County Transportation Commission, Sales Tax Revenue, Refunding,
VRDN
  3.15%, Series A (BPA; Bayerishe Landesbank and Insured; FGIC) (a).......................          9,200,000       9,200,000
Riverside County, TRAN 4.50%, Series A, 6/30/98................................... .......         11,000,000      11,023,729
Sacramento County, MFHR, VRDN 4.25%, Series B (LOC; Dai-Ichi Kangyo Bank) (a,b)...........          6,900,000       6,900,000
Sacramento County Housing Authority, MFHR, Refunding, VRDN (Grouse Run
Apartments)
  3.20% (LOC; Lasalle National Bank) (a,b)................................................          6,500,000       6,500,000
Colorado-1.4%
City and County of Denver, MFHR, Refunding, VRDN (Parliment Apartments)
  3.75% (Corp. Guaranty; Connecticut General) (a).........................................         22,200,000      22,200,000
Connecticut-2.8%
State of Connecticut:
  Special Assessment Unemployment Compensation Advance Fund, Revenue
    (Connecticut Unemployment) 3.90%, Series C, 7/1/98 (Insured and Liquidity; FGIC)......         23,000,000      23,000,000
  Special Tax Obligation Revenue, VRDN (Transportation Infrastructure-1)
    3.50% (LOC; Commerzbank) (a,b)........................................................         11,900,000      11,900,000
Connecticut Development Authority, PCR, Refunding, VRDN
  (Connecticut Light and Power Co. Project)
  3.50%, Series A (LOC; Deutsche Bank) (a,b)..............................................          7,500,000       7,500,000
Delaware-4%
Delaware Economic Development Authority, Revenue, VRDN (Hospital Billing
Collection):
  3.60%, Series A (BPA; Morgan Stanley and Co. and Insured; MBIA) (a).....................          9,700,000       9,700,000
  3.60%, Series B (BPA; Morgan Stanley and Co. and Insured; MBIA) (a).....................          33,200,000     33,200,000
  3.60%, Series C (BPA; Morgan Stanley and Co. and Insured; MBIA) (a).....................          18,700,000     18,700,000
District of Columbia-4.8%
District of Columbia:
  Revenue (Supplemental Student Loan) 4.10%, 7/1/98 (LOC; Bank of Tokyo-Mitsubishi) (b)...          9,000,000       9,000,000
  VRDN:
    3.80%, Series A-4 (LOC; Societe Generale) (a,b).......................................         10,700,000      10,700,000
    (General Fund Recovery):
      3.80%, Series B-1 (LOC; Societe Generale) (a,b).....................................         17,000,000      17,000,000
      3.80%, Series B-2 (LOC; National Westminster Bank) (a,b)............................         10,000,000      10,000,000
    Refunding:
      3.80%, Series A-5 (LOC; Bank of Nova Scotia) (a,b)..................................         14,222,000      14,222,000
      3.85%, Series A-6 (Liquidity; National Westminster Bank) (a)........................         13,200,000      13,200,000
Florida-6.5%
Brevard County School Board, RAN 4.25%, 5/8/98............................................         10,000,000      10,008,837
Dade County, Water and Sewer Systems Revenue, VRDN
  3.50% (BPA; Commerzbank and Insured; FGIC) (a)..........................................         12,000,000      12,000,000
City of Jacksonville, PCR, VRDN (Florida Power and Light Co. Project)
  3.55% (LOC; Florida Power and Light Co.) (a,b)................................... ......          5,000,000       5,000,000
Orange County Housing Finance Authority, MFHR, VRDN (Heather Project)
  3.55%, Series B (LOC; FNMA) (a,b).......................................................         12,500,000      12,500,000

#
DREYFUS TAX EXEMPT CASH MANAGEMENT
STATEMENT OF INVESTMENTS (CONTINUED)                                                                   JANUARY 31, 1998
                                                                                                   Principal
Tax Exempt Investments (continued)                                                                  Amount          Value
                                                                                               ______________  ______________

Florida (continued)
Pasco County Industrial Development Authority, Revenue, VRDN
  (Woodhaven Partners Limited Project) 3.45% (LOC; Kredietbank) (a,b).....................   $      9,500,000 $     9,500,000
Pinellas County Health Facilities Authority, Revenue, Refunding, VRDN
  (Pooled Hospital Loan Program) 3.75% (LOC; Chase Manhattan Bank) (a,b)..................         20,550,000      20,550,000
Sunshine State Governmental Financing Commision, Revenue, CP:
  3.60%, 2/13/98 (BPA; State Board of Administration of Florida)................... ......         14,940,000      14,940,000
  3.75%, 3/13/98 (BPA: Toronto-Dominion Bank and Union Bank of Switzerland
    and Insured; AMBAC)...................................................................         15,725,000      15,725,000
Georgia-1%
Fulton County Residential Care Facilities for the Elderly Authority,
  Revenue, Refunding, VRDN (Lenbrook Square Foundation)
  3.65% (LOC; Rabobank Nederland) (a,b)...................................................         14,700,000      14,700,000
Idaho-.7%
State of Idaho, TAN 4.625%, 6/30/98.......................................................         11,000,000      11,032,195
Illinois-3%
City of Chicago, Revenue 3.65%, 2/5/98 (LOC; Morgan Guaranty Trust Co.) (b)...............         15,000,000      15,000,000
Glendale Heights, Multi-Family Revenue, VRDN (Glendale Lake Project)
  3.50% (LOC; Citibank) (a,b).............................................................         15,045,000      15,045,000
Illinois Health Facilities Authority, VRDN:
  (Northwestern Memorial Hospital) 3.70% (LOC; Northern Trust Co.) (a,b)..................         11,000,000      11,000,000
  (Resurrection Health Care Systems) 3.70% (LOC; Comerica Bank, First Chicago
Bank
    and La Salle National Bank) (a,b).....................................................          5,500,000       5,500,000
Indiana-1%
Petersburg, PCR, Refunding, VRDN (Indiana Power and Light Co.)
  3.55%, Series B (Liquidity; Indianapolis Power and Light Co. and Insured; AMBAC) (a)....         15,000,000      15,000,000
Iowa-1.3%
Iowa Higher Education Loan Authority, Educational Facilities Revenue, VRDN
  (Private Collection-Palmer Chiropratic University Foundation)
  3.75% (LOC; Firstar Bank of Milwaukee) (a,b)............................................          8,200,000       8,200,000
Iowa School Cash Anticipation Program, Warrants Certificate Notes (School
Corps.)
  4.50%, 6/26/98 (Insured; FSA)...........................................................         11,000,000      11,025,651
Louisiana-1.4%
Jefferson Parish Hospital Service District No.2, HR, VRDN 3.50% (Insured; FGIC) (a).......          9,000,000       9,000,000
Plaquemines Port Harbor and Terminal District, Port Facilities Revenue
  (International Marine Terminal Project)
  3.75%, Series A, 3/15/98 (LOC; Morgan Guaranty Trust Co.) (b)...........................         12,000,000      12,000,000
Maine-1.6%
Orrington, RRR, VRDN (Penobscott Energy Recovery Project)
  3.475%, Series A (LOC: Bank of Nova Scotia, Bankers Trust, Canadian
Imperial Bank
  of Commerce and Toronto-Dominion Bank) (a,b)............................................         25,300,000      25,300,000
Maryland-.9%
Baltimore County, EDR, Refunding, VRDN (Blue Circle Inc. Project)
  3.55% (LOC; Den Danske Bank) (a,b)......................................................         13,600,000      13,600,000
Massachusetts-3.5%
Massachusetts Bay Transportation Authority, Notes 4.25%, Series A, 2/27/98................         12,600,000      12,604,695
Massachusetts Housing Finance Agency, Refunding, VRDN (Harbor Point)
  3.45%, Series A (LOC; Republic National Bank of New York) (a,b).........................         18,000,000      18,000,000
Massachusetts Municipal Wholesale Electric Company, Power Supply Systems
Revenue, VRDN
  3.25%, Series C (BPA; Credit Suisse and Insured; MBIA) (a)..............................         12,300,000      12,300,000
City of Springfield, BAN 4.25%, 11/20/98 (LOC; Fleet Bank) (b)............................         10,000,000      10,030,817
Michigan-1.9%
Detroit School District, State School Aid Notes 4.50%, 5/1/98.............................         15,000,000      15,021,255

#
DREYFUS TAX EXEMPT CASH MANAGEMENT
STATEMENT OF INVESTMENTS (CONTINUED)                                                                     JANUARY 31, 1998
                                                                                                  Principal
Tax Exempt Investments (continued)                                                                  Amount          Value
                                                                                              _______________  ______________
Michigan (continued)
Michigan Hospital Finance Authority, VRDN (Hospital Equipment Loan Program)
  3.50% (LOC; Comerica Bank) (a,b)........................................................   $      2,900,000 $     2,900,000
Michigan Housing Development Authority, LOR, VRDN (Laurel Valley)
  3.50% (LOC; Wachovia Bank of Georgia) (a,b).............................................          5,900,000       5,900,000
Michigan Municipal Bond Authority, Revenue, Notes 4.50%, Series B, 7/2/98.................          5,000,000       5,012,742
Mississippi-.8%
Jackson County, Port Facility Revenue, Refunding, VRDN (Chevron USA, Inc.
Project)
  3.65% (LOC; Chevron USA, Inc.) (a,b)....................................................         13,000,000      13,000,000
Missouri-1.3%
Independence Industrial Development Authority, IDR, Refunding, VRDN (Groves
and Graceland)
  2.90%, Series A (LOC; Credit Locale de France) (a,b)....................................          5,000,000       5,000,000
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue, VRDN
  (Saint Francis Medical Center) 3.65%, Series A (LOC; Credit Locale de France) (a,b).....         15,100,000      15,100,000
Montana-.9%
City of Forsyth, PCR, Refunding, VRDN (Pacificorp Project)
  3.90% (LOC; Rabobank Nederland) (a,b)...................................................         13,400,000      13,400,000
Nebraska-2.1%
Nebraska Higher Education Loan Program Inc., Revenue, VRDN (Student Loan
Program)
  3.55%, Series C (Insured; MBIA and BPA; Student Loan Marketing Association) (a).........         27,340,000      27,340,000
Nebraska Investment Finance Authority, HR, VRDN (Depreciation Assets)
  3.50%, Series A (Insured; FGIC and Liquidity; First Bank National Association) (a)......          4,280,000       4,280,000
New Jersey-3%
Essex County Improvement Authority, Project Revenue, VRDN (County Asset Sale
Project)
  3.30% (Insured; AMBAC and BPA; Morgan Guaranty Trust Co.) (a)...........................         10,000,000      10,000,000
Hudson County Improvement Authority, VRDN (Essential Purpose Pooled
Government)
  3.55% (LOC: Comerica Bank and Fuji Bank) (a,b)..........................................         11,200,000      11,200,000
New Jersey Health Care Facilities Financing Authority, Revenue, VRDN
  (Capital Asset Financing)
  3.35%, Series D (LOC; Chase Manhattan Bank) (a,b).......................................          3,000,000       3,000,000
New Jersey Sports and Exposition Authority, VRDN (State Contract)
  3.35%, Series C (Insured; MBIA and Liquidity; Credit Suisse) (a)........................          5,455,000       5,455,000
New Jersey Turnpike Authority, Turnpike Revenue, Refunding, VRDN
  3.20%, Series D (BPA; Societe Generale and Insured; FGIC) (a)...........................         16,000,000      16,000,000
New Mexico-.9%
State of New Mexico, TRAN 4.50%, Series A, 6/30/98........................................         13,000,000      13,034,330
New York-22.2%
Municipal Assistance Corporation for the City of New York, VRDN
  3.45%, Series K-2 (LOC; Bayerische Landesbank) (a,b)....................................         34,500,000      34,500,000
City of New York:
  RAN 4.50%, Series A, 6/30/98 (LOC: Bayerische Landesbank, Landesbank
Hessen, Morgan Guaranty
    Trust Co., National Westminster Bank, Societe Generale and Westdeutsche Landesbank) (b)..       9,000,000       9,027,635
  VRDN:
    4%, Series B (Insured and Liquidity; FGIC) (a)...........................................       9,350,000       9,350,000
    GO 3.50%, Series B (Insured and Liquidity; FGIC) (a).....................................       8,000,000       8,000,000
New York City Housing Development Corporation, Mortgage Revenue, VRDN
  (Residential-East 17th Street) 3.65%, Series A (LOC; Chase Manhattan Bank) (a,b)...........       6,600,000       6,600,000
New York City Industrial Development Agency, Civil Facility Revenue, VRDN
  (Children's Oncology Society-Ronald McDonald House)
  3.30% (LOC; Barclays Bank) (a,b)...........................................................       4,600,000       4,600,000
New York City Municipal Water Finance Authority, Water and Sewer Systems
Revenue, VRDN
  3.65%, Series G (Insured and Liquidity; FGIC) (a)..........................................       3,800,000       3,800,000
New York City Trust, Cultural Resource Revenue, VRDN (American Museum of
Natural History):
  3.45%, Series A (BPA; Credit Suisse and Insured; MBIA) (a).................................       3,120,000       3,120,000
  3.45%, Series B (BPA; Credit Suisse and Insured; MBIA) (a).................................       4,100,000       4,100,000

#
DREYFUS TAX EXEMPT CASH MANAGEMENT
STATEMENT OF INVESTMENTS (CONTINUED)                                                                    JANUARY 31, 1998
                                                                                                  Principal
Tax Exempt Investments (continued)                                                                  Amount          Value
                                                                                              _______________  ______________
New York (continued)
State of New York, CP 3.80%, Series S, 2/11/98 (Liquidity; Westdeutsche Landesbank).........  $    11,200,000  $   11,200,000
New York State Dormitory Authority, Revenues:
  CP (Sloan Kettering Memorial) 3.60%, Series A, 3/9/98 (LOC; Morgan Guaranty Trust Co.) (a,b)...  12,300,000      12,300,000
  VRDN:
    (Metropolitan Museum of Art)
      3.30%, Series A (Guaranteed by; Metropolitan Museum of Art) (a).......................        2,700,000       2,700,000
    (Oxford University Press, Inc.) 3.70% (LOC; Landesbank Hessen) (a,b)....................       10,600,000      10,600,000
New York State Energy, Research and Development Authority, PCR, VRDN
  (Orange/Rockland Utility)
  3.45%, Series A (BPA; Societe Generale and Insured; AMBAC) (a)............................        8,500,000       8,500,000
New York State Local Government Assistance Corporation, VRDN:
  3.30%, Series A (LOC: Credit Suisse and Union Bank of Switzerland) (a,b)..................       30,600,000      30,600,000
  3.30%, Series B (LOC; Credit Suisse) (a,b)................................................       27,900,000      27,900,000
  3.30%, Series C (LOC; Landesbank Hessen) (a,b)............................................       45,700,000      45,700,000
  3.45%, Series G (LOC; National Westminster Bank) (a,b)....................................       26,500,000      26,500,000
New York State Medical Care Facilities Finance Agency, Revenue, VRDN
  (Pooled Loan Equipment Program-1)
  3.50% (LOC; Chase Manhattan Bank) (a,b)...................................................       55,700,000      55,700,000
Port Authority of New York and New Jersey, Special Obligation Revenue, VRDN
  (Versatile Structure Obligation) 3.55%, Series 2 (LOC; Morgan Guaranty Trust Co.) (a,b)...        5,000,000       5,000,000
City of Rochester, BAN 4%, Series I, 3/10/98................................................        7,000,000       7,002,049
Suffolk County, TRAN 4.25%, Series RA-1, 8/13/98 (LOC: Canadian Imperial Bank
of Commerce,
  National Westminster Bank and Westdeutsche Landesbank) (b)................................       14,000,000      14,043,478
Ohio-1%
Green County, Certificates of Indebtedness, Notes (Beaver Creek Wastewater
Treatment Plant)
  4.50%, 5/7/98.............................................................................       16,000,000      16,017,990
Oregon-.7%
Port Morrow, Revenue, Refunding, VRDN (Portland General Electric-Boardman
Project)
  3.95% (LOC; Industrial Bank of Japan) (a,b)...............................................       10,500,000      10,500,000
Pennsylvania-2.9%
Emmaus General Authority, Revenue, VRDN
  3.70%, Subseries F-10 (LOC; Bayerische Landesbank) (a,b)..................................        4,000,000       4,000,000
City of Philadelphia:
  Gas Works Revenue, CP 3.75%, Series B, 4/6/98 (LOC; Canadian Imperial Bank of Commerce) (b).     15,000,000      15,000,000
  Industrial Development Authority, VRDN (Fox Chase)
    3.60% (LOC; Morgan Guaranty Trust Co.) (a,b)............................................        6,500,000       6,500,000
  TRAN 4.50%, Series A, 6/30/98.............................................................       15,000,000      15,029,431
Washington County Authority, Lease Revenue, VRDN
  (Higher Education Pooled Equipment Lease Project)
  3.55%, Series 1985A (LOC; First Union National Bank) (a,b)................................        3,400,000       3,400,000
South Carolina-.9%
South Carolina Public Service Authority, Electric Revenue and Electric
Systems Expansion, CP
  3.85%, 2/18/98 (LOC; Nationsbank) (b).....................................................        9,063,000       9,063,000
Sumter County, IR, VRDN (Bendix Corp. Project) 3.825% (LOC; Sumitomo Bank) (a,b)............        4,000,000       4,000,000
Texas-6.9%
Bexar County Health Facilities Development Corporation, Revenue, VRDN
  (Retirement Community-Air Force Village Foundation Project)
  3.45% (LOC; Rabobank Nederland) (a,b).....................................................       14,300,000      14,300,000
Dallas County, Permanent Improvement Revenue
  3.95%, Series C, 6/15/98 (SBPA; Union Bank of Switzerland)................................        7,710,000       7,710,000
Gulf Coast Waste Disposal Authority, PCR, Refunding, VRDN (Amoco Oil Co.
Project)
  3.70% (LOC; Amoco Credit Corp.) (a,b).....................................................        7,000,000       7,000,000
Harris County Health Facilities Development Corporation, HR, VRDN
  (Texas Children's Hospital) 3.55%, Series B-1 (LOC; Bank of America) (a,b)................        8,300,000       8,300,000

#
DREYFUS TAX EXEMPT CASH MANAGEMENT
STATEMENT OF INVESTMENTS (CONTINUED)                                                                      JANUARY 31, 1998
                                                                                                  Principal
Tax Exempt Investments (continued)                                                                  Amount          Value
                                                                                              _______________  ______________
Texas (continued)
Harris County Industrial Development Corporation, PCR, Refunding, VRDN
  (Shell Oil Co. Project) 3.65% (LOC; Shell Oil Co.) (a,b).................................. $      9,000,000  $    9,000,000
State of Texas, TRAN 4.75%, 8/31/98.........................................................       30,000,000      30,166,629
Texas Department of Housing and Community Affairs, MFHR, VRDN (Higher Point
III)
  3.60%, Series A (LOC; Trust Co. Bank) (a,b)...............................................       12,490,000      12,490,000
Texas Health Facilities Development Corporation, HR, VRDN (North Texas Pooled
Health)
  3.75%, Series 85A (LOC; Banque Paribas) (a,b).............................................       16,500,000      16,500,000
Utah-4.4%
Intermountain Power Agency, Power Supply Revenue:
  3.75%, Series E, 3/16/98 (LOC; Swiss Bank Corp.) (b)......................................       10,000,000      10,000,000
  3.75%, Series F, 3/16/98 (LOC; Swiss Bank Corp.) (b)......................................       11,500,000      11,500,000
  3.80%, Series E, 6/15/98 (LOC; Morgan Guaranty Trust Co.) (b).............................       15,000,000      15,000,000
  CP:
    3.75%, 2/24/98 (Liquidity: Bank of America and Bank of Nova Scotia).....................       10,000,000      10,000,000
    3.75%, 2/25/98 (Liquidity: Bank of America and Bank of Nova Scotia).....................       14,500,000      14,500,000
Salt Lake County, PCR, Refunding, VRDN (Service Station Holding Project)
  3.65% (LOC; British Petroleum) (a,b)......................................................        5,700,000       5,700,000
Virginia-.8%
Henrico County Industrial Development Authority, Health Facility Revenue,
VRDN
  (Hermitage Project) 3.75% (LOC; Nationsbank) (a,b)........................................       12,800,000      12,800,000
Washington-2.7%
Snohomish County Public Utilities District No.1, Electric Revenue, VRDN
  (Generation Systems)
  3.50% (Insured; MBIA and SBPA; Industrial Bank of Japan) (a)..............................       10,760,000      10,760,000
Washington Housing Finance Commission, Non-Profit Housing Revenue, Refunding,
VRDN
  (Panorama City Project) 3.75% (LOC; Key Bank) (a,b).......................................        8,700,000       8,700,000
Washington Public Power Supply System, Revenue, Refunding, VRDN (Nuclear
Project No.3)
  3.30%, Series 3A-3 (LOC; National Westminster Bank) (a,b).................................       21,200,000      21,200,000
Wyoming-1%
Lincoln County, PCR, VRDN (Exxon Project) 3.65% (LOC; Exxon Corp.) (a,b)....................       15,800,000      15,800,000
U.S. Related-.5%
Commonwealth of Puerto Rico Highway and Transportation Authority, Highway
Revenue, VRDN
  3.25%, Series X (LOC: Landesbank Hessen-Thuringen, Swiss Bank Corp. and
Union Bank of
  Switzerland) (a,b).................................                                               7,775,000       7,775,000
                                                                                                               ______________
TOTAL INVESTMENTS (cost $1,531,641,321).....................................................                   $1,531,641,321
                                                                                                               ==============
Notes to Statement of Investments:
(a)    Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.
(b)    Secured by letters of credit. At January 31, 1998, 59.1% of the Fund's net assets are backed by letters of credit issued by domestic banks, foreign banks, brokerage firms, corporations and government agencies.
SEE NOTES TO FINANCIAL STATEMENTS.

#
DREYFUS TREASURY CASH MANAGEMENT
STATEMENT OF INVESTMENTS                                                                                 JANUARY 31, 1998
                                                                      Annualized
                                                                       Yield on
                                                                       Date of           Principal
U.S. Treasury Bills-38.4%                                               Purchase           Amount               Value
                                                                     ______________  ___________________  ___________________
  2/5/98..........................................................         4.77 %        $   890,000,000      $   889,529,253
  2/12/98.........................................................         4.76              300,000,000          299,564,586
  2/19/98.........................................................         4.81               75,000,000           74,820,000
  5/28/98.........................................................         5.83               50,000,000           49,112,278
  6/25/98.........................................................         5.61               40,000,000           39,148,800
  1/7/99..........................................................         5.01               40,000,000           38,198,000
                                                                                                              _______________
TOTAL U.S. TREASURY BILLS
  (cost            $1,390,372,917)................................                                             $1,390,372,917
                                                                                                              ===============
U.S. Treasury Notes-23.9%
  7.25%, 2/15/98..................................................         5.34 %        $   100,000,000      $   100,109,160
  5.125%, 4/30/98.................................................         5.43              180,000,000          179,973,957
  6.00%, 5/31/98..................................................         5.63               50,000,000           50,039,177
  6.25%, 6/30/98..................................................         5.43               25,000,000           25,062,494
  6.25%, 7/31/98..................................................         5.33               35,000,000           35,119,531
  5.875%, 8/15/98.................................................         5.47              100,000,000          100,126,896
  6.125%, 8/31/98.................................................         5.52               30,000,000           30,083,878
  6.00%, 9/30/98..................................................         5.54               70,000,000           70,175,314
  5.875%, 10/31/98................................................         5.61               85,000,000           85,141,346
  5.125%, 11/30/98................................................         5.38               25,000,000           24,932,357
  5.625%, 11/30/98................................................         5.59              165,000,000          164,949,648
                                                                                                              _______________
TOTAL U.S. TREASURY NOTES
  (cost $865,713,758).............................................                                           $   865,713,758
                                                                                                              ===============
Repurchase Agreements-37.1%
Barclays De Zoette Wedd Securities, Inc.
  dated 1/30/98, due 2/2/98 in the amount of
  $250,116,042 (fully collateralized by
  $250,560,000 U.S. Treasury Notes, 5.50%,
  due 11/15/98, value $253,547,580)...............................         5.57 %        $   250,000,000      $   250,000,000
CIBC Securities
  dated 1/30/98, due 2/2/98 in the amount of
  $100,293,531 (fully collateralized by
  $100,000,000 U.S. Treasury Notes, 6.125%,
  due 5/15/98, value $101,480,556)................................         5.57              100,247,000          100,247,000
C.S. First Boston Corp.
  dated 1/30/98, due 2/2/98 in the amount of
  $288,133,200 (fully collateralized by
  $200,000,000 U.S. Treasury Notes, 6.00%, due
  9/30/98 and $91,500,000 U.S. Treasury Bills
  due 6/18/98, value $294,544,180)................................         5.55              288,000,000          288,000,000
J.P. Morgan Securities Inc.
  dated 1/30/98, due 2/2/98 in the amount of
  $287,133,216 (fully collateralized by
  $300,247,000 U.S. Treasury Bills due
  7/16/98, value $293,241,570)....................................         5.57              287,000,000          287,000,000
SBC Warburg Dillon Read
  dated 1/30/98, due 2/2/98 in the amount of
  $184,498,616 (fully collateralized by
  $162,805,000 U.S. Treasury Notes, 5.875%
  due 8/15/98, and $21,258,000 U.S. Treasury
  Bills, due 6/25/98, value $188,034,207).........................         5.57              184,413,000          184,413,000

#
DREYFUS TREASURY CASH MANAGEMENT
STATEMENT OF INVESTMENTS (CONTINUED)                                                              JANUARY 31, 1998
                                                                 Annualized
                                                                  Yield on
                                                                   Date of               Principal
Repurchase Agreements (continued)                                  Purchase                Amount               Value
                                                                 ______________      ___________________  ___________________
UBS Securities Inc.
  dated 1/30/98, due 2/2/98 in the amount of
  $233,108,345 (fully collateralized by
  $244,071,000 U.S. Treasury Bills,
  due 7/30/98, value $237,920,411)................................         5.58%         $   233,000,000      $   233,000,000
                                                                                                              _______________
TOTAL REPURCHASE AGREEMENTS
  (cost $1,342,660,000)...........................................                                             $1,342,660,000
                                                                                                              ===============
TOTAL INVESTMENTS
  (cost $3,598,746,675) ..........................................         99.4%                               $3,598,746,675
                                                                        =======                               ===============
CASH AND RECEIVABLES (NET) .......................................            6%                             $     21,640,192
                                                                        =======                               ===============
NET ASSETS .......................................................        100.0%                               $3,620,386,867
                                                                        =======                               ===============
SEE NOTES TO FINANCIAL STATEMENTS.

#
DREYFUS TREASURY PRIME CASH MANAGEMENT
STATEMENT OF INVESTMENTS                                                                             JANUARY 31, 1998
                                                                    Annualized
                                                                    Yield on
                                                                     Date of               Principal
U.S. Treasury Bills-8.8%                                             Purchase                Amount               Value
                                                                 ______________      ___________________  ___________________
  3/26/98......................................................            5.22 %        $   114,576,000      $   113,705,894
  4/2/98.......................................................            5.95              150,000,000          148,595,001
  4/16/98......................................................            5.28                1,185,000            1,172,455
  5/21/98......................................................            5.31               31,177,000           30,686,135
                                                                                                              _______________
TOTAL U.S. TREASURY BILLS
  (cost $294,159,485)..........................................                                               $   294,159,485
                                                                                                              ===============
U.S. Treasury Notes-90.8%
  7.25%, 2/15/98...............................................            5.35 %        $   134,800,000 .....$   134,884,969
  5.125%, 2/28/98 .............................................            5.39              637,302,000          637,107,781
  5.125%, 3/31/98..............................................            5.37               50,000,000           49,970,448
  6.125%, 3/31/98..............................................            5.32              248,900,000          249,167,861
  7.875%, 4/15/98..............................................            5.38              364,924,000          366,618,625
  5.125%, 4/30/98..............................................            5.23               34,927,000           34,905,994
  5.875%, 4/30/98..............................................            5.42              816,687,000          817,456,062
  6.125%, 5/15/98..............................................            5.26               22,100,000           22,148,310
  6.00%, 5/31/98...............................................            5.47              125,000,000          125,161,905
  8.25%, 7/15/98...............................................            5.24               25,000,000           25,298,499
  6.25%, 7/31/98...............................................            5.26              474,570,000          476,534,837
  6.00%, 9/30/98...............................................            5.22               25,000,000           25,097,656
  5.875%, 10/31/98.............................................            5.26               56,000,000           56,181,472
                                                                                                              _______________
TOTAL U.S. TREASURY NOTES
  (cost $3,020,534,419)........................................                                                $3,020,534,419
                                                                                                              ===============
TOTAL INVESTMENTS
  (cost $3,314,693,904) .......................................            99.6%                               $3,314,693,904
                                                                        =======                               ===============
CASH AND RECEIVABLES (NET) ....................................               4%                             $     13,111,710
                                                                        =======                               ===============
NET ASSETS.....................................................           100.0%                               $3,327,805,614
                                                                        =======                               ===============
SEE NOTES TO FINANCIAL STATEMENTS.

#
Summary of Abbreviations
AMBAC         American Municipal Bond Assurance Corporation                   LOR    Limited Obligation Revenue
BAN           Bond Anticipation Notes                                         MBIA  Municipal Bond Investors Assurance
BPA           Bond Purchase Agreement                                                    Insurance Corporation
CP            Commercial Paper                                                MFHR  Multi-Family Housing Revenue
EDR           Economic Development Revenue                                    MFMR  Multi-Family Mortgage Revenue
FGIC          Financial Guaranty Insurance Company                            PCR    Pollution Control Revenue
FNMA          Federal National Mortgage Association                           RAN    Revenue Anticipation Notes
FSA           Financial Security Assurance                                    RRR    Resources Recovery Revenue
GO            General Obligation                                              SBPA  Standby Bond Purchase Agreement
HR            Hospital Revenue                                                SFMR  Single Family Mortgage Revenue
IR            Industrial Revenue                                              TAN    Tax Anticipation Notes
IDR           Industrial Development Revenue                                  TRAN  Tax and Revenue Anticipation Notes
LOC           Letter of Credit                                                VRDN  Variable Rate Demand Notes
Summary of Combined Ratings (Unaudited)

                                                                                                   Percentage of Value
                                                                             _________________________________________________
                                                                                  Dreyfus          Dreyfus           Dreyfus
                                                                              Municipal Cash       New York        Tax Exempt
                                                                               Management       Municipal Cash        Cash
Fitch (a)       or     Moody's                or      Standard & Poor's            Plus            Management       Management
_______                ________                       __________________     ________________  ________________  ______________
F1+/F1                 VMIG1/MIG1, P1 (b)             SP1+/SP1, A1+/A1 (b)           95.9%            95.1%           95.1%
F2                     VMIG2/MIG2, P2                 SP2, A2                         2.6              .-              1.7
AAA/AA (c)             Aaa/Aa (c)                     AAA/AA (c)                       .-              .-               .8
Not Rated (d)          Not Rated (d)                  Not Rated (d)                   1.5              4.9             2.4
                                                                                   _______         _______         ________
                                                                                    100.0%           100.0%          100.0%
                                                                                   =======          =======          ======
Notes to Summary of Combined Ratings:
(a)    Fitch currently provides creditworthiness information for a limited number of investments.
(b)    P1 and A1 are the highest ratings assigned tax exempt commercial paper by Moody's and Standard & Poor's, respectively.
(c)    Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.
(d)    Securities which, while not rated by Fitch, Moody's and Standard &
Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

SEE NOTES TO FINANCIAL STATEMENTS.

#
STATEMENTS OF ASSETS AND LIABILITIES                                                                     JANUARY 31, 1998
(AMOUNTS IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
                                    Dreyfus     Dreyfus      Dreyfus       Dreyfus       Dreyfus      Dreyfus       Dreyfus
                         Dreyfus     Cash    Government  Municipal Cash   New York     Tax Exempt     Treasury     Treasury
                          Cash    Management     Cash      Management  Municipal Cash    Cash           Cash      Prime Cash
                      Management   Plus, Inc.  Management     Plus       Management    Management    Management   Management
                     ___________  __________  ___________ ___________   ____________  ____________  ___________  ____________
ASSETS:
Investments at value..$4,716,348  $6,620,806   $5,191,220  $   185,868  $    206,016  $  1,531,641  $   3,598,747(1)  $  3,314,694
Cash..................... 10,093      16,782       14,385          317         1,984             -        163,268            6,700
Receivable for investment
  securites sold.........     -            -            -            -             -             -              -          339,694
Interest receivable..     16,230      52,713       47,453        1,450         1,380        11,271         16,474           64,301
                     ___________  __________  ___________  ___________  ____________  ____________  ____________  ___________
                       4,742,671   6,690,301    5,253,058      187,635       209,380     1,542,912      3,778,489   3,725,389
                     ___________  __________  ___________  ___________  ____________  ____________  ____________  ___________
LIABILITIES:
Due to The Dreyfus
  Corporation
  and affiliates.....        837       1,019          781           20            27           252            570         637
Cash overdraft
  due to Custodian             -           -            -            -             -         1,512              -           -
Due to Distributor...         38         154          124           13             3            51            106         128
Payable for
  investment
  securities
  purchased..........     73,490      50,000            -            -             -             -        157,426     276,820
Payable for shares
  of Beneficial
  Interest redeemed..          -      54,194       70,000            -             -             -              -     119,998
                     ___________  __________  ___________  ___________  ____________  ____________  ____________  ___________
                          74,365     105,367       70,905           33            30         1,815        158,102     397,583
                     ___________  __________  ___________  ___________  ____________  ____________  ____________  ___________
NET ASSETS........... $4,668,306  $6,584,934   $5,182,153   $  187,602  $    209,350  $  1,541,097   $  3,620,387  $3,327,806
                     ===========  ==========  ===========  ===========  ============  ============  ============  ===========
REPRESENTED BY:
Paid-in capital...... $4,668,805  $6,586,081   $5,182,892  $   187,772  $    209,356  $  1,541,585   $  3,620,895  $3,328,123
Accumulated net
  realized gain
  (loss)
  on investments.....       (499)     (1,147)        (739)        (170)           (6)         (488)          (508)       (317)
                     ___________  __________  ___________  ___________  ____________  ____________  ____________  ___________
NET ASSETS........... $4,668,306  $6,584,934   $5,182,153   $  187,602  $    209,350  $  1,541,097   $  3,620,387  $3,327,806
                     ===========  ==========  ===========  ===========  ============  ============  ============  ===========
                                            NET ASSET VALUE PER SHARE
                                            _____________________________
INSTITUTIONAL SHARES
_____________________
  Net Assets..........$4,102,995  $5,793,005   $4,136,508  $   133,801  $    195,662  $  1,319,463   $  2,921,448  $2,907,256
  Shares Outstanding.. 4,103,464   5,794,113    4,137,152      133,965       195,667     1,319,932      2,921,920   2,907,545
  Net Asset Value
  Per Share                $1.00       $1.00        $1.00        $1.00         $1.00         $1.00          $1.00       $1.00
                          ======      ======       ======       ======        ======        ======         ======      ======
INVESTOR SHARES
_________________
  Net Assets.........$   464,494 $   750,452  $   779,157  $    47,113  $     13,041  $    149,119   $    597,099  $  303,623
  Shares Outstanding..   464,524     750,490      779,249       47,119        13,042       149,138        597,133     303,644
  Net Asset Value
  Per Share                $1.00       $1.00        $1.00        $1.00         $1.00         $1.00          $1.00       $1.00
                          ======      ======       ======       ======        ======        ======         ======      ======
ADMINISTRATIVE SHARES
_______________________
  Net Assets...    $       2,045  $   26,093  $   235,973            -(2)          -(2)   $    688              -(2)  $ 6,625
  Shares Outstanding...    2,045      26,094      235,976            -(2)          -(2)        688              -(2)    6,626
  Net Asset Value
  Per Share                $1.00       $1.00        $1.00        $1.00         $1.00         $1.00          $1.00       $1.00
                          ======      ======       ======       ======        ======        ======         ======      ======
PARTICIPANT SHARES
___________________
  Net Assets....    $     98,772  $   15,384  $    30,515  $     6,688  $        647  $     71,827  $     101,840  $  110,302
  Shares Outstanding...   98,772      15,384       30,515        6,688           647        71,827        101,842     110,308
  Net Asset Value
  Per Share                $1.00       $1.00        $1.00        $1.00         $1.00         $1.00          $1.00       $1.00
                          ======      ======       ======       ======        ======        ======         ======      ======
(1)    Amount includes repurchase agreements of $1,342,660,000. See Note 1(b).
(2)    Amount represents less than 1,000.
SEE NOTES TO FINANCIAL STATEMENTS.

#
STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS) YEAR ENDED JANUARY 31, 1998
                                    Dreyfus     Dreyfus      Dreyfus       Dreyfus       Dreyfus      Dreyfus       Dreyfus
                         Dreyfus     Cash    Government  Municipal Cash   New York     Tax Exempt     Treasury     Treasury
                          Cash    Management     Cash      Management  Municipal Cash    Cash           Cash      Prime Cash
                      Management   Plus, Inc.  Management     Plus       Management    Management    Management   Management
                     ___________  __________  ___________ ___________   ____________  ____________  ___________  ____________
INVESTMENT INCOME:
Interest Income...      $213,857    $421,614     $299,261    $   7,507     $   6,267      $ 57,076       $181,326    $181,678
                     ___________  __________  ___________  ___________  ____________  ____________  ____________  ___________
EXPENSES:
Management
  fee-Note 2(a).......     7,571      14,789       10,665          403           348         3,137          6,593       6,765
Distribution
  fees-Note 2(b):
  Investor Shares.....     1,248       1,975        1,543          111            33           320          1,178         793
  Administrative
    Shares............         5          38           86            -*            -*            -*             -*          2
  Participant Shares..        45          30           62           12             2            90            147         185
                     ___________  __________  ___________  ___________  ____________  ____________  ____________  ___________
                           8,869      16,832       12,356          526           383         3,547          7,918       7,745
                     ___________  __________  ___________  ___________  ____________  ____________  ____________  ___________
Investment
  Income-Net..........   204,988     404,782      286,905        6,981         5,884        53,529        173,408     173,933
Net Realized Gain
  (Loss) on
   Investments-Note 1(b)    (167)       (268)         103           10        2                (20)          (166)       (174)
                     ___________  __________  ___________  ___________  ____________  ____________  ____________  ___________
Net Increase in
  Net Assets
  Resulting from
  Operations..........  $204,821    $404,514     $287,008    $   6,991     $   5,886      $ 53,509       $173,242    $173,759
                     ===========  ==========  ===========  ===========  ============  ============  ============  ===========
*  Amount represents less than 1,000.
SEE NOTES TO FINANCIAL STATEMENTS.

#
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
                                               Dreyfus Cash Management                 Dreyfus Cash Management Plus, Inc.
                                      ___________________________________  _______________________________________________________
                                         Year Ended       Year Ended         Year Ended       Four Months Ended     Year Ended
                                      January 31, 1998  January 31, 1997   January 31, 1998  January 31, 1997*  September 30, 1996
                                       ________________  ________________  ________________  _________________  __________________
OPERATIONS:
Investment income-net.........             $    204,988       $    163,884    $      404,782       $    116,850       $    318,484
Net realized gain (loss)
  on investments..............                     (167)              (134)             (268)                46                 (2)
                                          _____________      _____________     _____________      _____________      _____________
Net Increase (Decrease) in
  Net Assets
    Resulting from Operations.                  204,821            163,750           404,514            116,896            318,482
                                          _____________      _____________     _____________      _____________      _____________
Dividends to Shareholders From:
Investment income-net:
    Institutional Shares......                 (178,237)          (138,229)         (360,839)          (104,056)          (292,839)
    Investor Shares...........                  (25,868)           (25,655)          (41,488)           (12,766)           (25,645)
    Administrative Shares.....                     (294)                 -            (2,073)               (26)                 -
    Participant Shares........                     (589)                 -              (382)                (2)                 -
                                          _____________      _____________     _____________      _____________      _____________
    Total Dividends...........                 (204,988)          (163,884)         (404,782)          (116,850)          (318,484)
                                          _____________      _____________     _____________      _____________      _____________
Beneficial Interest/Capital Stock
    Transactions ($1.00 per share):
Net proceeds from shares sold:
    Institutional Shares......               34,682,738         24,051,495       116,863,482         38,291,612         93,822,519
    Investor Shares...........                4,407,933          3,776,647         5,357,525          2,019,846          3,923,658
    Administrative Shares.....                  102,040                  -           280,224             15,888                  -
    Participant Shares........                  197,547                  -            47,698              1,420                  -
Dividends reinvested:
    Institutional Shares......                   73,146             46,596           166,893             48,591            115,308
    Investor Shares...........                    8,116              7,234            39,081             12,241             24,909
    Administrative Shares.....                      272                  -             2,066                 26                  -
    Participant Shares........                       69                  -               376                  2                  -
Cost of shares redeemed:
    Institutional Shares......              (33,411,068)       (23,782,306)     (116,752,984)       (37,590,704)       (93,576,512)
    Investor Shares...........               (4,532,107)        (3,633,582)       (5,428,045)        (1,879,424)        (3,671,805)
    Administrative Shares.....                 (100,268)                 -          (256,395)           (15,714)                 -
    Participant Shares........                  (98,844)                 -           (33,162)              (950)                 -
                                          _____________      _____________     _____________      _____________      _____________
Increase (Decrease) in Net Assets From
    Beneficial Interest/
    Capital Stock Transactions                1,329,574            466,084           286,759            902,834            638,077
                                          _____________      _____________     _____________      _____________      _____________
Total Increase (Decrease) In Net Assets       1,329,407            465,950           286,491            902,880            638,075
Net Assets:
    Beginning of period.......                3,338,899          2,872,949         6,298,443          5,395,563          4,757,488
                                          _____________      _____________     _____________      _____________      _____________
    End of period.............              $ 4,668,306        $ 3,338,899     $   6,584,934        $ 6,298,443        $ 5,395,563
                                          =============      =============     =============      =============      =============
*  The Fund changed its fiscal year end from September 30 to January 31.
SEE NOTES TO FINANCIAL STATEMENTS.

#
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
(AMOUNTS IN THOUSANDS)
                                          Dreyfus Government Cash Management          Dreyfus Municipal Cash Management Plus
                                      ___________________________________  _______________________________________________________
                                         Year Ended        Year Ended         Year Ended      One Month Ended       Year Ended
                                      January 31, 1998   January 31, 1997  January 31, 1998   January 31, 1997*  December 31, 1996
                                       ________________  ________________  ________________  _________________  __________________
OPERATIONS:
Investment income-net.........             $    286,905       $    284,091       $     6,981     $          540       $      7,661
Net realized gain (loss)
  on investments                                    103               (507)               10                (17)                (6)
                                          _____________      _____________     _____________      _____________      _____________
Net Increase (Decrease) in
  Net Assets
    Resulting from Operations.                  287,008            283,584             6,991                523              7,655
                                          _____________      _____________     _____________      _____________      _____________
Dividends to Shareholders From:
Investment income-net:
    Institutional Shares......                 (249,660)          (252,188)           (5,442)              (417)            (6,211)
    Investor Shares...........                  (31,848)           (31,739)           (1,446)              (123)            (1,450)
    Administrative Shares.....                   (4,617)              (164)                -                  -                  -
    Participant Shares........                     (780)                 -               (93)                 -                  -
                                          _____________      _____________     _____________      _____________      _____________
    Total Dividends...........                 (286,905)          (284,091)           (6,981)              (540)            (7,661)
                                          _____________      _____________     _____________      _____________      _____________
Beneficial Interest/Capital Stock
    Transactions ($1.00 per share):
Net proceeds from shares sold:
    Institutional Shares......               68,016,650         71,649,461         1,113,031            117,013          1,844,365
    Investor Shares...........                6,953,533          6,751,055           424,744             76,770            525,651
    Administrative Shares.....                1,333,889             67,556                  -                 -                  -
    Participant Shares........                  700,566                282            13,945                  -                  -
Dividends reinvested:
    Institutional Shares......                  123,493            117,875             4,708                377              5,717
    Investor Shares...........                   17,477             17,014             1,423                108              1,317
    Administrative Shares.....                    4,617                164                 -                  -                  -
    Participant Shares........                      158                  -                 1                  -                  -
Cost of shares redeemed:
    Institutional Shares......              (68,568,828)       (71,979,738)       (1,142,899)          (114,338)        (1,888,252)
    Investor Shares...........               (6,739,317)        (6,672,178)         (445,727)           (56,030)          (503,956)
    Administrative Shares.....               (1,139,429)           (30,820)                -                  -                  -
    Participant Shares........                 (670,428)               (63)           (7,258)                 -                  -
                                          _____________      _____________     _____________      _____________      _____________
Increase (Decrease) in Net Assets From
    Beneficial Interest/
    Capital Stock Transactions                   32,381            (79,392)          (38,032)            23,900            (15,158)
                                          _____________      _____________     _____________      _____________      _____________
Total Increase (Decrease) In Net Assets          32,484            (79,899)          (38,022)            23,883            (15,164)
Net Assets:
    Beginning of period.......                5,149,669          5,229,568           225,624            201,741            216,905
                                          _____________      _____________     _____________      _____________      _____________
    End of period.............              $ 5,182,153        $ 5,149,669        $  187,602       $    225,624         $  201,741
                                          =============      =============     =============      =============      =============
*  The Fund changed its fiscal year end from December 31 to January 31.

SEE NOTES TO FINANCIAL STATEMENTS.

#
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
(AMOUNTS IN THOUSANDS)
                                              Dreyfus New York Municipal Cash Management       Dreyfus Tax Exempt Cash Management
                                     _______________________________________________________   ___________________________________
                                         Year Ended      Six Months Ended     Year Ended         Year Ended       Year Ended
                                      January 31, 1998  January 31, 1997*   July 31, 1996    January 31, 1998    January 31, 1997
                                       _______________   ________________   _______________    _______________    _______________
Operations:
Investment income-net.........                $   5,884         $    2,442         $   3,484        $    53,529        $    46,711
Net realized gain (loss)
  on investments                                      2                  -                (3)               (20)              (144)
                                              _________          _________         _________        ___________        ___________
Net Increase (Decrease) in Net Assets
    Resulting from Operations.                    5,886              2,442             3,481             53,509             46,567
                                              _________          _________         _________        ___________        ___________
Dividends to Shareholders From:
Investment income-net:
    Institutional Shares......                   (5,449)            (2,228)           (3,224)           (48,702)           (45,013)
    Investor Shares...........                     (415)              (214)             (260)            (4,121)            (1,698)
    Administrative Shares.....                        -                  -                 -                (11)                 -
    Participant Shares........                      (20)                 -                 -               (695)                 -
                                              _________          _________         _________        ___________        ___________
    Total Dividends...........                   (5,884)            (2,442)           (3,484)           (53,529)           (46,711)
                                              _________          _________         _________        ___________        ___________
Beneficial Interest/Capital Stock
    Transactions ($1.00 per share):
Net proceeds from shares sold:
    Institutional Shares......                  891,378            242,550           517,023          9,580,808          9,298,862
    Investor Shares...........                   16,643             19,483            29,578            520,894            296,940
    Administrative Shares.....                        -                  -                 -                730                  -
    Participant Shares........                    2,647                  -                 -            120,370                  -
Dividends reinvested:
    Institutional Shares......                      718                 80               200             14,683              8,434
    Investor Shares...........                      415                212               260                869                466
    Administrative Shares.....                        -                  -                 -                  -                  -
    Participant Shares........                       20                  -                 -                  1                  -
Cost of shares redeemed:
    Institutional Shares......                 (829,122)          (242,314)         (486,159)        (9,922,162)        (9,027,505)
    Investor Shares...........                  (12,415)           (25,614)          (21,544)          (417,072)          (332,781)
    Administrative Shares.....                        -                  -                 -                (41)                 -
    Participant Shares........                   (2,020)                 -                 -            (48,545)                 -
                                              _________          _________         _________        ___________        ___________
Increase (Decrease) in Net Assets From
    Beneficial Interest/
    Capital Stock Transactions                   68,264             (5,603)           39,358           (149,465)           244,416
                                              _________          _________         _________        ___________        ___________
Total Increase (Decrease) In Net Assets          68,266             (5,603)           39,355           (149,485)           244,272
Net Assets:
    Beginning of period.......                  141,084            146,687           107,332          1,690,582          1,446,310
                                              _________          _________         _________        ___________        ___________
    End of period.............                 $209,350           $141,084          $146,687         $1,541,097         $1,690,582
                                              =========          =========         =========        ===========        ===========
*  The Fund changed its fiscal year end from July 31 to January 31.

SEE NOTES TO FINANCIAL STATEMENTS.

#
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
(AMOUNTS IN THOUSANDS)
                                         Dreyfus Treasury Cash Management              Dreyfus Treasury Prime Cash Management
                                __________________________________________________  ______________________________________________
                                    Year Ended   Six Months Ended    Year Ended      Year Ended     Eleven Months    Year Ended
                                                                                                        Ended
                                   January 31,      January 31,       July 31,       January 31,     January 31,     February 29,
                                     1998            1997(1)            1996            1998           1997(2)          1996
                                  _______________  ______________    ____________  _______________  ______________  ______________
OPERATIONS:
Investment income-net.......         $    173,408    $     76,299    $    139,568     $    173,933    $    159,795    $    190,392
Net realized gain (loss)
    on investments..........                 (166)             (6)           (217)           (174)             (20)           (115)
                                      ___________     ___________     ___________      ___________     ___________     ___________
Net Increase (Decrease)
    in Net Assets
    Resulting from Operations             173,242          76,293         139,351          173,759         159,775         190,277
                                      ___________     ___________     ___________      ___________     ___________     ___________
Dividends to Shareholders From:
Investment income-net:
    Institutional Shares.......          (147,694)        (68,531)       (132,404)        (156,045)       (145,407)       (179,192)
    Investor Shares............           (23,892)         (7,768)         (7,164)         (15,583)        (14,388)        (11,200)
    Administrative Shares......                 -               -               -              (89)              -               -
    Participant Shares.........            (1,822)              -               -           (2,216)              -               -
                                      ___________     ___________     ___________      ___________     ___________     ___________
    Total Dividends............          (173,408)        (76,299)       (139,568)        (173,933)       (159,795)       (190,392)
                                      ___________     ___________     ___________      ___________     ___________     ___________
Beneficial Interest/
    Capital Stock Transactions
    ($1.00 per share):
Net proceeds from shares sold:
    Institutional Shares........       34,477,411      16,841,898      33,657,047       49,452,206      55,628,839      46,535,418
    Investor Shares.............        4,782,561       2,088,123       1,917,234        2,579,004       1,802,748       1,619,789
    Administrative Shares.......                -               -               -           23,372              25               -
    Participant Shares..........          466,872               -               -          438,276               -               -
Dividends reinvested:
    Institutional Shares........           51,661          21,625          39,639           54,113          47,531          60,805
    Investor Shares.............            3,646           1,603           1,777            8,036           6,118           4,969
    Administrative Shares.......                -               -               -               89               -               -
    Participant Shares..........               12               -               -              211               -               -
Cost of shares redeemed:
    Institutional Shares........      (34,256,058)    (16,634,768)    (33,227,757)     (49,645,498)    (55,533,887)    (47,034,381)
    Investor Shares.............       (4,519,505)     (1,996,877)     (1,720,479)      (2,641,415)     (1,706,468)     (1,491,661)
    Administrative Shares.......                -               -               -          (16,835)            (25)              -
    Participant Shares..........         (365,041)              -               -         (328,179)              -               -
                                      ___________     ___________     ___________      ___________     ___________     ___________
Increase (Decrease) in
    Net Assets From
    Beneficial Interest/
    Capital Stock Transactions...         641,559         321,604         667,461          (76,620)        244,881        (305,061)
                                      ___________     ___________     ___________      ___________     ___________     ___________
Total Increase (Decrease)
    In Net Assets......    ...            641,393         321,598         667,244          (76,794)        244,861        (305,176)
Net Assets:
    Beginning of period    ...          2,978,994       2,657,396       1,990,152        3,404,600       3,159,739       3,464,915
                                      ___________     ___________     ___________      ___________     ___________     ___________
    End of period......    ...        $ 3,620,387     $ 2,978,994     $ 2,657,396      $ 3,327,806     $ 3,404,600     $ 3,159,739
                                      ===========     ===========     ===========      ===========     ===========     ===========
(1)    The Fund changed its fiscal year end from July 31 to January 31.
(2)    The Fund changed its fiscal year end from February 28/29 to January 31.
SEE NOTES TO FINANCIAL STATEMENTS.

#
FINANCIAL HIGHLIGHTS
Contained below is per share operating performance data for a share of Common
Stock/Beneficial Interest outstanding, as the case may be, for each share class of each Fund indicated, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from each Fund's financial statements.
                                                        Per Share Data                               Ratios/Supplemental Data
                                    __________________________________________         ___________________________________________
                                                                                                        Decrease
                                                            Net Asset                      Ratio of Net reflected       Net Assets
                            Net Asset            Dividends  Value                Ratio of  Investment   in expense      End of
                            Value     Net        from Net   End      Total      Expenses   Income to    ratios due      to  Period
                            Beginning Investment Investment of       Investment to Average Average      undertaking by  (in
                            of Period Income     Income     Period   Return     Net Assets Net Assets   the Manager      millions)
                             ________ ________    _______   _______  ________   _________  _________     ________       _________
DREYFUS CASH MANAGEMENT
  Institutional Shares
  Year Ended January 31,
    1998......................        $ 1.00    $ (.054    $ (.054)   $ 1.00     5.58 %    .20 %      5.45 %       -    $ 4,103
    1997......................          1.00       .053      (.053)     1.00     5.39      .20        5.27         -      2,758
    1996......................          1.00       .059      (.059)     1.00     6.03      .20        5.86         -      2,443
    1995......................          1.00       .042      (.042)     1.00     4.28      .20        4.08         -      1,817
    1994......................          1.00       .031      (.031)     1.00     3.15      .20        3.11       .03 %    2,895
  Investor Shares
  Year Ended January 31,
    1998......................          1.00       .052      (.052)     1.00     5.31      .45        5.18         -        464
    1997......................          1.00       .050      (.050)     1.00     5.13      .45        5.02         -        581
    1996......................          1.00       .056      (.056)     1.00     5.76      .45        5.54         -        430
    1995......................          1.00       .040      (.040)     1.00     4.03      .45        3.94         -         85
    1994(2)...................          1.00       .002      (.002)     1.00     2.82 *    .45 *      2.83 *       -         52
  Administrative Shares
  Year Ended January 31, 1998.......    1.00       .053      (.053)     1.00     5.48      .30        5.37         -          2
  Period Ended January 31, 1997(1)..    1.00       .010      (.010)     1.00     5.22 *    .30 *      3.74 *       -          -
  Participant Shares................
  Year Ended January 31, 1998.......    1.00       .050      (.050)     1.00     5.16      .60        5.21         -         99
  Period Ended January 31, 1997(1)..    1.00       .010      (.010)     1.00     4.92 *    .60 *      3.84 *       -          -
DREYFUS CASH MANAGEMENT PLUS, INC.
  Institutional Shares
  Year Ended January 31, 1998.        $ 1.00    $  .055    $ (.055)   $ 1.00     5.64 %    .20 %      5.50 %       -    $ 5,793
  Period Ended January 31, 1997(3)      1.00       .018      (.018)     1.00     5.34 *    .20 *      5.32 *       -      5,516
  Year Ended September 30,
    1996......................          1.00       .055      (.055)     1.00     5.59      .20        5.46         -      4,766
    1995......................          1.00       .057      (.057)     1.00     5.86      .20        5.81         -      4,405
    1994......................          1.00       .036      (.036)     1.00     3.65      .20        3.49       .01 %    1,893
    1993......................          1.00       .032      (.032)     1.00     3.20      .20        3.15       .04      3,003
  Investor Shares
  Year Ended January 31, 1998.          1.00       .053      (.053)     1.00     5.38      .45        5.25         -        750
  Period Ended January 31, 1997(3)      1.00       .017      (.017)     1.00     5.10 *    .45 *      5.07 *       -        782
  Year Ended September 30,
    1996......................          1.00       .052      (.052)     1.00     5.33      .45        5.19         -        629
    1995......................          1.00       .055      (.055)     1.00     5.61      .45        5.66         -        352
    1994(4)...................          1.00       .025      (.025)     1.00     3.61 *    .45 *      4.00 *       -          6
  Administrative Shares
  Year Ended January 31, 1998.          1.00       .054      (.054)     1.00     5.54      .30        5.40         -         26
  Period Ended January 31, 1997(1)      1.00       .010      (.010)     1.00     5.22 *    .30 *      4.99 *       -          -
  Participant Shares
  Year Ended January 31, 1998.          1.00       .051      (.051)     1.00     5.22      .60        5.10         -         15
  Period Ended January 31, 1997(1)      1.00       .010      (.010)     1.00     4.92 *    .60 *      4.78 *       -          -
*  Annualized.
(1)    From November 21, 1996 (commencement of initial offering) to January 31, 1997.
(2)    From January 10, 1994 (commencement of initial offering) to January 31, 1994.
(3)    The Fund changed its fiscal year end from September 30 to January 31.
(4)    From January 24, 1994 (commencement of initial offering) to September 30, 1994.
SEE NOTES TO FINANCIAL STATEMENTS.

#
FINANCIAL HIGHLIGHTS (CONTINUED)
Contained below is per share operating performance data for a share of Common
Stock/Beneficial Interest outstanding, as the case may be, for each share class of each Fund indicated, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from each Fund's financial statements.
                                                        Per Share Data                               Ratios/Supplemental Data
                                    __________________________________________         ___________________________________________
                                                                                                              Decrease
                                                                   Net                          Ratio of   Net reflected  Assets
                                   Net Asset            Dividends  Asset             Ratio of   Investment in expense Net End of
                                   Value     Net        from Net   Value  Total      Expenses   Income to  ratios due to  Period
                                   Beginning Investment Investment End    Investment to Average Average    undertaking by (in
                                   of Period Income     Income  of Period Return     Net Assets Net Assets the Manager    millions)
                                     ________   ________  ________   ________  ________   _________ _________  ________  _________
DREYFUS GOVERNMENT CASH MANAGEMENT
  Institutional Shares
  Year Ended January 31,
    1998......................        $ 1.00    $  .054    $ (.054)   $ 1.00     5.55%     .20%       5.41%        -     $4,137
    1997......................          1.00       .053      (.053)     1.00     5.38      .20        5.25         -      4,565
    1996......................          1.00       .059      (.059)     1.00     6.01      .20        5.83         -      4,778
    1995......................          1.00       .041      (.041)     1.00     4.21      .20        4.04         -      2,797
    1994......................          1.00       .031      (.031)     1.00     3.12      .20        3.08       .03%     4,516
  Investor Shares
  Year Ended January 31,
    1998......................          1.00       .052      (.052)     1.00     5.28      .45        5.16         -        779
    1997......................          1.00       .050      (.050)     1.00     5.12      .45        5.01         -        547
    1996......................          1.00       .056      (.056)     1.00     5.75      .45        5.49         -        452
    1995......................          1.00       .039      (.039)     1.00     3.95      .45        4.22         -         40
    1994(2)...................          1.00       .002      (.002)     1.00     2.82*     .45*       2.83*        -         15
  Administrative Shares.............
  Year Ended January 31, 1998.......    1.00       .053      (.053)     1.00     5.44      .30        5.31         -        236
  Period Ended January 31, 1997(1)..    1.00       .010      (.010)     1.00     5.17*     .30*       5.15*        -         37
  Participant Shares................
  Year Ended January 31, 1998.......    1.00       .050      (.050)     1.00     5.13      .60        5.01         -         31
  Period Ended January 31, 1997(1)..    1.00       .001      (.001)     1.00     4.87*     .60*       4.85*        -          -
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
  Institutional Shares
  Year Ended January 31, 1998.        $ 1.00     $ .035    $ (.035)   $ 1.00     3.59%     .20%       3.53%        -    $   134
  Period Ended January 31, 1997(3)      1.00       .003      (.003)     1.00     3.41*     .20*       3.38*        -        159
  Year Ended December 31,
    1996......................          1.00       .034      (.034)     1.00     3.43      .20        3.38         -        156
    1995......................          1.00       .038      (.038)     1.00     3.85      .20        3.78         -        194
    1994......................          1.00       .027      (.027)     1.00     2.76      .20        2.62         -        193
    1993......................          1.00       .024      (.024)     1.00     2.44      .20        2.40       .07%       365
  Investor Shares
  Year Ended January 31, 1998.          1.00       .033      (.033)     1.00     3.34      .45        3.26         -         47
  Period Ended January 31, 1997(3)      1.00       .003      (.003)     1.00     3.18*     .45*       3.13*        -         67
  Year Ended December 31,
    1996......................          1.00       .031      (.031)     1.00     3.18      .45        3.14         -         46
    1995......................          1.00       .035      (.035)     1.00     3.60      .45        3.51         -         23
    1994......................          1.00       .025      (.025)     1.00     2.51      .45        2.43         -          1
    1993(5)...................          1.00       .005      (.005)     1.00     2.12*     .45*       2.14*        -          -
  Administrative Shares
  Year Ended January 31, 1998.          1.00       .034      (.034)     1.00     3.49      .30        3.53         -          -
  Period Ended January 31, 1997(3)      1.00       .003      (.003)     1.00     3.30*     .30*       3.64*        -          -
  Period Ended December 31, 1996(4)     1.00       .004      (.004)     1.00     3.38*     .30*       3.73*        -          -
  Participant Shares
  Year Ended January 31, 1998.          1.00       .031      (.031)     1.00     3.18      .60        3.17         -          7
  Period Ended January 31, 1997(3)      1.00       .003      (.003)     1.00     2.94*     .60*       3.17*        -          -
  Period Ended December 31, 1996(4)     1.00       .004      (.004)     1.00     3.12*     .60*       3.55*        -          -
*  Annualized.
(1)    From November 21, 1996 (commencement of initial offering) to January 31, 1997.
(2)    From January 10, 1994 (commencement of initial offering) to January 31, 1994.
(3)    The Fund changed its fiscal year end from December 31 to January 31.
(4)    From November 21, 1996 (commencement of initial offering) to December 31, 1996.
(5)    From September 30, 1993 (commencement of initial offering) to December 31, 1993.
SEE NOTES TO FINANCIAL STATEMENTS.

#
FINANCIAL HIGHLIGHTS (CONTINUED)
Contained below is per share operating performance data for a share of Common
Stock/Beneficial Interest outstanding, as the case may be, for each share class of each Fund indicated, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from each Fund's financial statements.
                                                        Per Share Data                               Ratios/Supplemental Data
                                    __________________________________________         ___________________________________________
                                                                                                              Decrease
                                                                                                   Ratio of   reflected
                                                                                                   Net        in expense   Net
                                   Net Asset            Dividends  Net Asset            Ratio of   Investment ratios due   Assets
                                   Value     Net        from Net   Value     Total      Expenses   Income to  undertakingt End of
                                   Beginning Investment Investment End of    Investment to Average Average    by the       Period
                                   of Period Income     Income     Period    Return     Net Assets Net Assets Manager      (in
                                                                                                                          millions)
                                   ________  ________   ________   ________  ________   _________  _________  ________   _________
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
  Institutional Shares
  Year Ended January 31, 1998..       $ 1.00     $ .034    $ (.034)   $ 1.00     3.46 %    .20 %      3.40 %       -      $ 196
  Six Months Ended
  January 31, 1997(1)                   1.00       .017      (.017)     1.00     3.29 *    .20 *      3.28 *       -        133
  Year Ended July 31,
    1996......................          1.00       .034      (.034)     1.00     3.44      .20        3.33         -        132
    1995......................          1.00       .034      (.034)     1.00     3.46      .20        3.42         -        101
    1994......................          1.00       .022      (.022)     1.00     2.23      .20        2.18       .06 %       83
    1993......................          1.00       .023      (.023)     1.00     2.27      .20        2.20       .18        117
  Investor Shares
  Year Ended January 31, 1998.          1.00       .032      (.032)     1.00     3.20      .45        3.17         -         13
  Six Months Ended
  January 31, 1997(1)                   1.00       .015      (.015)     1.00     3.04 *    .45 *      3.03 *       -          8
  Year Ended July 31,
    1996......................          1.00       .031      (.031)     1.00     3.18      .45        3.09         -         14
    1995......................          1.00       .032      (.032)     1.00     3.20      .45        2.81         -          6
    1994(3)...................          1.00       .011      (.011)     1.00     2.02 *    .45 *      2.12 *       -         53
  Administrative Shares
  Year Ended January 31, 1998.......    1.00       .033      (.033)     1.00     3.35      .30        3.30         -          -
  Period Ended January 31, 1997(2)..    1.00       .006      (.006)     1.00     3.24 *    .30 *      3.24 *       -          -
  Participant Shares................
  Year Ended January 31, 1998.......    1.00       .030      (.030)     1.00     3.05      .60        3.01         -          1
  Period Ended January 31, 1997(2)..    1.00       .006      (.006)     1.00     2.94 *    .60 *      2.88 *       -          -
DREYFUS TAX EXEMPT CASH MANAGEMENT
  Institutional Shares
  Year Ended January 31,
    1998......................        $ 1.00     $ .034    $ (.034)   $ 1.00     3.50 %    .20 %      3.44 %       -     $1,319
    1997......................          1.00       .033      (.033)     1.00     3.31      .20        3.25         -      1,646
    1996......................          1.00       .037      (.037)     1.00     3.72      .20        3.64         -      1,366
    1995......................          1.00       .028      (.028)     1.00     2.83      .20        2.73         -      1,299
    1994......................          1.00       .023      (.023)     1.00     2.29      .20        2.26       .04%     1,740
  Investor Shares
  Year Ended January 31,
    1998......................          1.00       .032      (.032)     1.00     3.24      .45        3.22         -        149
    1997......................          1.00       .030      (.030)     1.00     3.05      .45        2.98         -         44
    1996......................          1.00       .034      (.034)     1.00     3.46      .45        3.39         -         80
    1995......................          1.00       .025      (.025)     1.00     2.57      .45        2.74         -         47
    1994(4)...................          1.00       .001      (.001)     1.00     1.83 *    .45 *      1.87 *       -          -
  Administrative Shares
  Year Ended January 31, 1998.......    1.00       .033      (.033)     1.00     3.39      .30        3.35         -          1
  Period Ended January 31, 1997(2)..    1.00       .006      (.006)     1.00     3.24 *    .30 *      3.54 *       -          -
  Participant Shares................
  Year Ended January 31, 1998.......    1.00       .030      (.030)     1.00     3.09      .60        3.08         -         72
  Period Ended January 31, 1997(2)..    1.00       .006      (.006)     1.00     2.94 *    .60 *      3.29 *       -          -
*  Annualized.
(1)    The Fund changed its fiscal year end from July 31 to January 31.
(2)    From November 21, 1996 (commencement of initial offering) to January 31, 1997.
(3)    From January 18, 1994 (commencement of initial offering) to January 31, 1994.
(4)    From January 10, 1994 (commencement of initial offering) to January 31, 1994.
SEE NOTES TO FINANCIAL STATEMENTS.

#
FINANCIAL HIGHLIGHTS (CONTINUED)
Contained below is per share operating performance data for a share of Common
Stock/Beneficial Interest outstanding, as the case may be, for each share class of each Fund indicated, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from each Fund's financial statements.
                                                        Per Share Data                               Ratios/Supplemental Data
                                    __________________________________________         ___________________________________________
                                                                                                              Decrease
                                                                                                  Ratio of Net reflected
                                     Net Asset            Dividends  Net Asset          Ratio of  Investment in expense Net Assets
                                     Value      Net      from Net     Value   Total    Expenses  Income to   ratios due to  End of
                                    Beginning Investment Investment  End     Investment to Average  Average undertaking by  Period
                                   of Period   Income  Income  of Period   Return  Net Assets Net Assets the Manager (in millions)
                                     ________   ________  ________   ________  ________   _________ _________  ________  _________
DREYFUS TREASURY CASH MANAGEMENT
  Institutional Shares
  Year Ended January 31, 1998.        $ 1.00     $ .053    $ (.053)   $ 1.00     5.42%     .20%       5.30%        -     $2,921
  Six Months Ended
  January 31, 1997(1)                   1.00       .026      (.026)     1.00     5.20 *    .20 *      5.14 *       -      2,649
  Year Ended July 31,
    1996......................          1.00       .054      (.054)     1.00     5.51      .20        5.35         -      2,420
    1995......................          1.00       .052      (.052)     1.00     5.34      .20        5.22         -      1,951
    1994......................          1.00       .032      (.032)     1.00     3.27      .20        3.18       .01%     1,983
    1993......................          1.00       .031      (.031)     1.00     3.14      .20        3.12       .04      2,407
  Investor Shares
  Year Ended January 31, 1998.          1.00       .051      (.051)     1.00     5.17      .45        5.07         -        597
  Six Months Ended
  January 31, 1997(1)                   1.00       .025      (.025)     1.00     4.96 *    .45 *      4.89 *       -        330
  Year Ended July 31,
    1996......................          1.00       .051      (.051)     1.00     5.25      .45        5.05         -        238
    1995......................          1.00       .050      (.050)     1.00     5.08      .45        5.24         -         39
    1994(2)...................          1.00       .018      (.018)     1.00     3.22 *    .45 *      3.33 *       -         21
  Administrative Shares
  Year Ended January 31, 1998.......    1.00       .052      (.052)     1.00     5.32      .30        5.20         -          -
  Period Ended January 31, 1997(3)..    1.00       .010      (.010)     1.00     5.07 *    .30 *      4.25 *       -          -
  Participant Shares................
  Year Ended January 31, 1998.......    1.00       .049      (.049)     1.00     5.00      .60        4.90         -        102
  Period Ended January 31, 1997(3)..    1.00       .009      (.009)     1.00     4.77 *    .60 *      4.20 *       -          -
DREYFUS TREASURY PRIME CASH MANAGEMENT
  Institutional Shares
  Year Ended January 31, 1998.......  $ 1.00     $ .052    $ (.052)   $ 1.00     5.30%     .20%       5.17%        -     $2,907
  Period Ended January 31, 1997(4)..    1.00       .047      (.047)     1.00     5.16 *    .20 *      5.05 *       -      3,047
  Year Ended February 28/29,
    1996......................          1.00       .055      (.055)     1.00     5.65      .20        5.53         -      2,904
    1995......................          1.00       .043      (.043)     1.00     4.39      .20        4.26         -      3,342
    1994......................          1.00       .030      (.030)     1.00     3.02      .20        2.99       .02%     4,442
    1993......................          1.00       .035      (.035)     1.00     3.55      .20        3.45       .04      5,001
  Investor Shares
  Year Ended January 31, 1998.          1.00       .049      (.049)     1.00     5.03      .45        4.91         -        304
  Period Ended January 31, 1997(4)      1.00       .044      (.044)     1.00     4.88 *    .45 *      4.80 *       -        358
  Year Ended February 28/29,
    1996......................          1.00       .053      (.053)     1.00     5.39      .45        5.21         -        256
    1995......................          1.00       .041      (.041)     1.00     4.13      .45        4.26         -        123
    1994(5)...................          1.00       .004      (.004)     1.00     2.77 *    .45 *      2.78 *       -         54
  Administrative Shares ............
  Year Ended January 31, 1998.......    1.00       .051      (.051)     1.00     5.19      .30        5.10         -          7
  Period Ended January 31, 1997(3)..    1.00       .010      (.010)     1.00     4.97 *    .30 *      4.91 *       -          -
  Participant Shares................
  Year Ended January 31, 1998.......    1.00       .048      (.048)     1.00     4.88      .60        4.79         -        110
  Period Ended January 31, 1997(3)..    1.00       .009      (.009)     1.00     4.66 *    .60 *      4.70 *       -          -
*  Annualized.
(1)    The Fund changed its fiscal year end from July 31 to January 31.
(2)    From January 10, 1994 (commencement of initial offering) to July 31, 1994.
(3)    From November 21, 1996 (commencement of initial offering) to January 31, 1997.
(4)    The Fund changed its fiscal year end from February 28/29 to January 31.
(5)    From January 10, 1994 (commencement of initial offering) to February 28, 1994.
SEE NOTES TO FINANCIAL STATEMENTS.

#
NOTES TO FINANCIAL STATEMENTS

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Treasury Cash
Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management (each, a "Fund" and collectively, the "Funds") are open-end management investment companies registered under the Investment Company Act of 1940 ("Act"). Each Fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which is exempt from Federal income tax, and, in the case of Dreyfus New York Municipal Cash Management only, which is exempt from Federal, New York State and New York City income taxes. The Dreyfus Corporation ("Manager") serves as each Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.
    Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of each Fund's shares, which are sold without a front end sales load. Each Fund offers the following classes of shares: Institutional Shares, Administrative Shares, Investor Shares and Participant Shares. Administrative Shares, Investor Shares and Participant Shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.
    It is each Fund's policy to maintain a continuous net asset value per share of $1.00; each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that any Fund will be able to maintain a stable net asset value per share of $1.00.
    Each Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (a) Portfolio valuation: Investments in securities are valued at amortized cost, which has been determined by the Fund's Board Members to represent the fair value of each Fund's investments.
    (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discount on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.
    Dreyfus New York Municipal Cash Management follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.
    Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund's Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.
    (c) Dividends to shareholders: It is the policy of each Fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but each Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of each Fund not to distribute such gain.
    (d) Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

#
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

    The following summarizes each Fund's unused capital loss carryovers available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 1998. The carryover does not include net realized securities losses from November 1,
1997 through January 31, 1998 which are treated, for Federal income tax purposes, as arising in fiscal 1999:
                                                                                          Expiring in fiscal ($000)
                                                                           _______________________________________________________
Fund                                                                          1999   2002    2003    2004    2005    2006  Total
_____                                                                         _____   _____  _____   _____   _____   _____  ______
Dreyfus Cash Management...............................................          $10      -    $188       -    $122    $179  $  499
Dreyfus Cash Management Plus, Inc.....................................            -   $ 15    $811    $ 40    $221      -   $1,087
Dreyfus Government Cash Management....................................            -      -    $147       -    $526      -   $  673
Dreyfus Municipal Cash Management Plus................................            -   $134    $ 13    $  6    $ 17      -   $  170
Dreyfus New York Municipal Cash Management............................            -      -    $  3       -    $  3      -   $    6
Dreyfus Tax Exempt Cash Management....................................            -      -    $177    $112    $156   $  43  $  488
Dreyfus Treasury Cash Management......................................            -      -    $ 23    $185    $135   $  74  $  417
Dreyfus Treasury Prime Cash Management................................            -      -    $  7    $116    $ 20   $  72  $  215
    At January 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).
NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (a) Pursuant to separate management agreements with the Manager, the management fee of each Fund is computed at the annual rate of
 .20 of 1% of the value of such Fund's average daily net assets and is payable monthly.
    Unless the Manager gives a Fund's investors 90 days notice to the contrary, the Manager, and not the Fund, will be liable for Fund expenses
(exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses) other than the following expenses, which will be borne by the Fund:
the management fee, and with respect to the Fund's Administrative Shares,
Investor Shares and Participant Shares, Rule 12b-1 Service Plan expenses.
    (b) Under each Fund's Service Plan (the "Plan") adopted pursuant to Rule
12b-1 under the Act, relating to its Administrative Shares, Investor Shares and Participant Shares, each Fund (a) reimburses the Distributor for distributing such classes of shares and (b) pays the Manager, Dreyfus Service
Corporation, a wholly-owned subsidiary of the Manager, and their affiliates
(collectively, "Dreyfus") for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .10, .25 and .40 of 1% of the value of the average daily net assets of Administrative Shares, Investor Shares and Participant
Shares, respectively. Both the Distributor and Dreyfus may pay one or more
Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of a Fund's Administrative Shares, Investor
Shares and Participant Shares owned by shareholders with whom the Service
Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Both the Distributor and Dreyfus determine the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under each Plan are payable without regard to actual expenses incurred.
    (c) Each Fund (except for Dreyfus New York Municipal Cash Management)
pays its Board members an annual fee of $3,000 and an attendance fee of $500 per meeting. Dreyfus New York Municipal Cash Management pays its Board members an annual fee of $1,000 and an attendance fee of $500 per meeting.
These amounts are borne by the Manager as to each Fund pursuant to the undertakings in effect. See Note 2 (a).
NOTE 3-CAPITAL SHARE TRANSACTIONS:
    Each Fund (except for Dreyfus Cash Management Plus, Inc.) is authorized to issue an unlimited number of $.001 par value shares of Beneficial
Interest. Dreyfus Cash Management Plus, Inc. is authorized to issue 15 billion shares of $.001 par value Common Stock.



#
DREYFUS CASH MANAGEMENT FUNDS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
Shareholders and Board of Directors/Trustees
Dreyfus Cash Management
Dreyfus Cash Management Plus, Inc.
Dreyfus Government Cash Management
Dreyfus Municipal Cash Management Plus
Dreyfus New York Municipal Cash Management
Dreyfus Tax Exempt Cash Management
Dreyfus Treasury Cash Management
Dreyfus Treasury Prime Cash Management
    We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus Treasury Cash Management and Dreyfus Treasury Prime Cash Management as of January 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 1998 by correspondence with the custodians and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds referred to above at January 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.

                                          [ERNST & YOUNG LLP signature logo]
New York, New York
March 4, 1998


#
DREYFUS CASH MANAGEMENT FUNDS
IMPORTANT TAX INFORMATION (UNAUDITED)
    In accordance with Federal tax law, Dreyfus Tax Exempt Cash Management, Dreyfus Municipal Cash Management Plus and Dreyfus New York Municipal Cash Management hereby make the following designations regarding the dividends paid from investment income-net during their fiscal year ended January 31, 1998:
    -All the dividends paid from investment income-net are "exempt-interest dividends" (not generally subject to regular Federal income taxes).
    -For individuals who are residents of New York, "exempt-interest dividends" paid by Dreyfus New York Municipal Cash Management are also not subject to New York State and New York City personal income tax.
    For State individual income tax purposes, Dreyfus Government Cash Management, Dreyfus Treasury Cash Management and Dreyfus Treasury Prime Cash Management hereby designate the following percentage of ordinary dividends paid during the fiscal year ended January 31, 1998 as attributable to interest income from direct obligations of the United States:
    Dreyfus Government Cash Management              -       42.32%
    Dreyfus Treasury Cash Management                -       37.86%
    Dreyfus Treasury Prime Cash Management          -      100.00%
    Such dividends are currently exempt from taxation for income tax purposes in most states, including New York, California, and the District of Columbia.

#
CMGTAR981


ANNUAL REPORTS FOR
DREYFUS CASH MANAGEMENT
DREYFUS CASH MANAGEMENT PLUS, INC.
DREYFUS GOVERNMENT CASH MANAGEMENT
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
DREYFUS NEW YORK MUNICIPAL
CASH MANAGEMENT
DREYFUS TAX EXEMPT CASH MANAGEMENT
DREYFUS TREASURY CASH MANAGEMENT
DREYFUS TREASURY PRIME CASH MANAGEMENT
JANUARY 31, 1998
Dreyfus
[Dreyfus runclose lion logo]